Contents of the Statement of Additional Information

Statement of Additional Information for American Accumulator — AUL American Individual Variable Life Unit Trust Flexible Premium Variable Adjustable Universal Life Insurance Policy

GENERAL INFORMATION & HISTORY - AMERICAN ACCUMULATOR

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

Statement of Additional Information for FPVUL — Flexible Premium Adjustable Variable Universal Life

GENERAL INFORMATION AND HISTORY - FPVUL

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

Statement of Additional Information for SPVUL — Modified Single Premium Variable Universal Life

GENERAL INFORMATION AND HISTORY - SPVUL

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

PORTFOLIO COMPANIES UNDER THE CONTRACT

FINANCIALS

NOTES TO FINANCIAL STATEMENTS

Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules

Report of Independent Registered Public Accounting Firm

American United Life Insurance Company

AUL American Individual Variable Life Unit Trust

December 31, 2021

Statement of Additional Information for American Accumulator — AUL American Individual Variable Life Unit Trust Flexible Premium Variable Adjustable Universal Life Insurance Policy

Statement of Additional Information for

American Accumulator —

AUL American Individual Variable Life

Unit Trust

Flexible Premium Variable Adjustable

Universal Life Insurance Policy

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2022

2

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2022

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE POLICY

AMERICAN ACCUMULATOR

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AUL Flexible Premium Variable Adjustable Universal Life policies dated, May 1, 2016.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

3

GENERAL INFORMATION & HISTORY - AMERICAN ACCUMULATOR

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. It’s principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets.  AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

4

Statement of Additional Information for FPVUL — Flexible Premium Adjustable Variable Universal Life

Statement of Additional Information for

FPVUL —

Flexible Premium

Adjustable Variable Universal Life

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2022

5

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2022

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Flexible Premium Adjustable Variable Life policies dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

6

GENERAL INFORMATION AND HISTORY - FPVUL

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. Its principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets.  AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

7

Statement of Additional Information for SPVUL — Modified Single Premium Variable Universal Life

Statement of Additional Information for

SPVUL —

Modified Single Premium

Variable Universal Life

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2022

8

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2022

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST MODIFIED SINGLE PREMIUM VARIABLE LIFE

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Modified Single Premium Variable Life policies, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

9

GENERAL INFORMATION AND HISTORY - SPVUL

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. Its principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets.  AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

10

PORTFOLIO COMPANIES UNDER THE CONTRACT

The following list of Portfolio Companies under the Contract.  More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at OneAmerica | OneAmerica Resources.  You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

FUND IDENTIFIER	ASSET CLASS	FUND NAME	SHARE CLASS
02-376	Foreign Equity	AB VPS International Growth Portfolio	A
02-377	Foreign Equity	AB VPS International Value Portfolio	A
02-378	Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio	A
02-500	Large Cap Equity	Alger Large Cap Growth Portfolio	I-2
02-515	Small Cap Equity	Alger Small Cap Growth Portfolio	I-2
02-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	I
02-425	Balanced	American Century VP Income & Growth Fund	I
02-420	Foreign Equity	American Century VP International Fund	I
02-397	Mid Cap Equity	American Century VP Mid Cap Value Fund	II
02-122	Large Cap Equity	American Century VP Ultra Fund	I
02-646	Small Cap Equity	BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	Service
02-650	Specialty	BNY Mellon Investment Portfolios, Technology Growth Portfolio	Service
02-645	Large Cap Equity	BNY Mellon Variable Investment Fund, Appreciation Portfolio	Service
02-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	N/A
02-382	Small Cap Equity	Columbia Variable Portfolio-Small Cap Value Fund	1
02-384	Specialty	Columbia Variable Portfolio-US Government Mortgage Fund	1
02-230	Balanced	Fidelity VIP Asset Manager Portfolio	Initial
02-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Initial
02-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Initial
02-163	Managed Asset Allocation	Fidelity VIP Freedom 2005 Portfolio	Initial
02-162	Managed Asset Allocation	Fidelity VIP Freedom 2010 Portfolio	Initial
02-161	Managed Asset Allocation	Fidelity VIP Freedom 2015 Portfolio	Initial
02-159	Managed Asset Allocation	Fidelity VIP Freedom 2020 Portfolio	Initial
02-158	Managed Asset Allocation	Fidelity VIP Freedom 2025 Portfolio	Initial
02-157	Managed Asset Allocation	Fidelity VIP Freedom 2030 Portfolio	Initial
02-164	Managed Asset Allocation	Fidelity VIP Freedom Income Portfolio	Initial
02-250	Fixed Interest Cash	Fidelity VIP Government Money Market Portfolio	Initial
02-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Initial
02-215	High Yield Bond	Fidelity VIP High Income Portfolio	Initial
02-225	Large Cap Equity	Fidelity VIP Index 500 Portfolio	Initial
02-941	Mid Cap Equity	Fidelity VIP Mid Cap Portfolio	Service 2

11

Portfolio Companies under the Contract (continued)

02-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Initial
02-908	Balanced	Franklin Allocation VIP Fund	1
02-906	Small Cap Equity	Franklin Small Cap Value VIP Fund	1
02-CGK	Fixed Interest Cash	Goldman Sachs VIT Government Money Market Fund	Service
02-826	Large Cap Equity	Invesco V.I. Core Equity Fund	Series II
02-861	Large Cap Equity	Invesco V.I. Diversified Dividend Fund	Series I
02-825	Specialty	Invesco V.I. Global Real Estate Fund	Series I
02-815	Specialty	Invesco V.I. Health Care Fund	Series I
02-830	High Yield Bond	Invesco V.I. High Yield Fund	Series I
02-827	Foreign Equity	Invesco V.I. International Growth Fund	Series II
02-611	Balanced	Janus Henderson Balanced Portfolio	Service
02-607	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Institutional
02-602	Large Cap Equity	Janus Henderson Forty Portfolio	Institutional
02-606	World Stock	Janus Henderson Global Research Portfolio	Institutional
02-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Service
02-609	Foreign Equity	Janus Henderson Overseas Portfolio	Service
02-866	Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio	Service
02-870	Small Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Portfolio	I
02-875	Short Term Bond	Neuberger Berman Short Duration Bond Portfolio	I
02-CPG	Intermediate Bond	Pioneer Bond VCT Portfolio	I
02-CPF	Large Cap Equity	Pioneer Equity Income VCT Portfolio	I
02-598	Mid Cap Equity	Pioneer Equity Income VCT Portfolio	II
02-596	Large Cap Equity	Pioneer Fund VCT Portfolio	I
02-597	Mid Cap Equity	Pioneer Select Mid Cap Growth VCT Portfolio	I
02-750	Small Cap Equity	Royce Capital Small-Cap Portfolio	Investor
02-124	Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio	N/A
02-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	N/A
02-585	Short Term Bond	T. Rowe Price Limited-Term Bond Portfolio	N/A
02-586	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Portfolio	N/A
02-909	World Stock	Templeton Foreign VIP Fund	2
02-907	Intermediate Bond	Templeton Global Bond VIP Fund	1
02-126	Balanced	Timothy Plan Conservative Growth Variable	N/A
02-127	Balanced	Timothy Plan Strategic Growth Variable	N/A
02-190	Large Cap Equity	Vanguard VIF Diversified Value Portfolio	N/A
02-118	Mid Cap Equity	Vanguard VIF Mid-Cap Index Portfolio	N/A
02-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	N/A
02-121	Intermediate Bond	Vanguard VIF Total Bond Market Index Portfolio	N/A

12

AUL American Individual Variable Life Unit Trust Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$219,709	$200,204	10,588
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$219,709

	Net Assets	Units Outstanding	Accumulation Unit Value
	$219,709	12,794	$17.17

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,301
Net investment income (loss)			1,301

Gain (loss) on investments:
Net realized gain (loss)			597
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			25,242
Net gain (loss)			25,839

Increase (decrease) in net assets from operations			$27,140

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,301	$402
Net realized gain (loss)		597	(10,103)
Realized gain distributions		-	2,775
Net change in unrealized appreciation (depreciation)		25,242	8,551

Increase (decrease) in net assets from operations		27,140	1,625

Contract owner transactions:
Proceeds from units sold		120,553	3,173
Cost of units redeemed		(1,024)	(22,151)
Account charges		(4,743)	(2,364)
Increase (decrease)		114,786	(21,342)
Net increase (decrease)		141,926	(19,717)
Net assets, beginning		77,783	97,500
Net assets, ending		$219,709	$77,783

Units sold		7,288	341
Units redeemed		(345)	(2,470)
Net increase (decrease)		6,943	(2,129)
Units outstanding, beginning		5,851	7,980
Units outstanding, ending		12,794	5,851

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,786,071
Cost of units redeemed/account charges			(3,209,944)
Net investment income (loss)			69,420
Net realized gain (loss)			120,441
Realized gain distributions			434,216
Net change in unrealized appreciation (depreciation)			19,505
Net assets			$219,709

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.17	13	$220	N/A	29.2%
12/31/2020	13.29	6	78	N/A	8.8%
12/31/2019	12.22	8	98	N/A	21.3%
12/31/2018	10.07	8	80	N/A	-18.0%
12/31/2017	12.28	12	144	N/A	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.5%
2019	0.6%
2018	0.4%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,154	$7,264	691
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$7,154

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,154	1,101	$6.50

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$47
Net investment income (loss)			47

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			37
Net change in unrealized appreciation (depreciation)			(185)
Net gain (loss)			(141)

Increase (decrease) in net assets from operations			$(94)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$47	$59
Net realized gain (loss)		7	8
Realized gain distributions		37	8
Net change in unrealized appreciation (depreciation)		(185)	36

Increase (decrease) in net assets from operations		(94)	111

Contract owner transactions:
Proceeds from units sold		5,285	287
Cost of units redeemed		-	-
Account charges		(373)	(271)
Increase (decrease)		4,912	16
Net increase (decrease)		4,818	127
Net assets, beginning		2,336	2,209
Net assets, ending		$7,154	$2,336

Units sold		801	44
Units redeemed		(56)	(42)
Net increase (decrease)		745	2
Units outstanding, beginning		356	354
Units outstanding, ending		1,101	356

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$53,212
Cost of units redeemed/account charges			(49,632)
Net investment income (loss)			2,861
Net realized gain (loss)			548
Realized gain distributions			275
Net change in unrealized appreciation (depreciation)			(110)
Net assets			$7,154

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.50	1	$7	N/A	-1.0%
12/31/2020	6.56	0	2	N/A	5.1%
12/31/2019	6.24	0	2	N/A	6.7%
12/31/2018	5.85	1	8	N/A	1.9%
12/31/2017	5.74	1	8	N/A	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	2.6%
2019	4.4%
2018	2.8%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Diversified Dividend Fund Series I Class - 02-861

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$193,518	$138,790	6,489
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$193,529

	Net Assets	Units Outstanding	Accumulation Unit Value
	$193,529	13,648	$14.18

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,022
Net investment income (loss)			4,022

Gain (loss) on investments:
Net realized gain (loss)			3,932
Realized gain distributions			728
Net change in unrealized appreciation (depreciation)			22,958
Net gain (loss)			27,618

Increase (decrease) in net assets from operations			$31,640

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,022	$4,838
Net realized gain (loss)		3,932	7,451
Realized gain distributions		728	4,024
Net change in unrealized appreciation (depreciation)		22,958	(16,283)

Increase (decrease) in net assets from operations		31,640	30

Contract owner transactions:
Proceeds from units sold		6,633	10,940
Cost of units redeemed		(2,778)	(21,500)
Account charges		(11,122)	(10,298)
Increase (decrease)		(7,267)	(20,858)
Net increase (decrease)		24,373	(20,828)
Net assets, beginning		169,156	189,984
Net assets, ending		$193,529	$169,156

Units sold		507	1,108
Units redeemed		(1,042)	(2,877)
Net increase (decrease)		(535)	(1,769)
Units outstanding, beginning		14,183	15,952
Units outstanding, ending		13,648	14,183

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,277,604
Cost of units redeemed/account charges			(1,277,300)
Net investment income (loss)			37,745
Net realized gain (loss)			74,030
Realized gain distributions			26,722
Net change in unrealized appreciation (depreciation)			54,728
Net assets			$193,529

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.18	14	$194	N/A	18.9%
12/31/2020	11.93	14	169	N/A	0.1%
12/31/2019	11.91	16	190	N/A	25.1%
12/31/2018	9.52	17	158	N/A	-7.6%
12/31/2017	10.30	18	181	N/A	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	2.7%
2019	3.0%
2018	2.5%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Health Care Fund Series I Class - 02-815

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$553,684	$462,928	16,360
Receivables: investments sold	272
Payables: investments purchased	-
Net assets	$553,956

	Net Assets	Units Outstanding	Accumulation Unit Value
	$553,956	22,539	$24.58

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,102
Net investment income (loss)			1,102

Gain (loss) on investments:
Net realized gain (loss)			37,268
Realized gain distributions			57,360
Net change in unrealized appreciation (depreciation)			(29,589)
Net gain (loss)			65,039

Increase (decrease) in net assets from operations			$66,141

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,102	$1,728
Net realized gain (loss)		37,268	8,334
Realized gain distributions		57,360	13,157
Net change in unrealized appreciation (depreciation)		(29,589)	55,997

Increase (decrease) in net assets from operations		66,141	79,216

Contract owner transactions:
Proceeds from units sold		44,448	76,316
Cost of units redeemed		(135,166)	(50,332)
Account charges		(21,746)	(23,431)
Increase (decrease)		(112,464)	2,553
Net increase (decrease)		(46,323)	81,769
Net assets, beginning		600,279	518,510
Net assets, ending		$553,956	$600,279

Units sold		1,991	4,199
Units redeemed		(6,880)	(3,889)
Net increase (decrease)		(4,889)	310
Units outstanding, beginning		27,428	27,118
Units outstanding, ending		22,539	27,428

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,933,269
Cost of units redeemed/account charges			(7,172,716)
Net investment income (loss)			9,115
Net realized gain (loss)			297,709
Realized gain distributions			395,823
Net change in unrealized appreciation (depreciation)			90,756
Net assets			$553,956

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$24.58	23	$554	N/A	12.3%
12/31/2020	21.89	27	600	N/A	14.5%
12/31/2019	19.12	27	519	N/A	32.5%
12/31/2018	14.43	28	407	N/A	0.9%
12/31/2017	14.30	27	388	N/A	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.3%
2019	0.0%
2018	0.0%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Global Real Estate Fund Series I Class - 02-825

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$148,221	$130,727	8,240
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$148,239

	Net Assets	Units Outstanding	Accumulation Unit Value
	$148,239	16,901	$8.77

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,710
Net investment income (loss)			3,710

Gain (loss) on investments:
Net realized gain (loss)			247,020
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			167,385
Net gain (loss)			414,405

Increase (decrease) in net assets from operations			$418,115

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,710	$128,635
Net realized gain (loss)		247,020	(1,991)
Realized gain distributions		-	71,849
Net change in unrealized appreciation (depreciation)		167,385	(541,816)

Increase (decrease) in net assets from operations		418,115	(343,323)

Contract owner transactions:
Proceeds from units sold		52,031	455,955
Cost of units redeemed		(2,918,289)	(225,700)
Account charges		(44,652)	(102,620)
Increase (decrease)		(2,910,910)	127,635
Net increase (decrease)		(2,492,795)	(215,688)
Net assets, beginning		2,641,034	2,856,722
Net assets, ending		$148,239	$2,641,034

Units sold		7,593	69,961
Units redeemed		(369,209)	(50,445)
Net increase (decrease)		(361,616)	19,516
Units outstanding, beginning		378,517	359,001
Units outstanding, ending		16,901	378,517

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,813,765
Cost of units redeemed/account charges			(8,350,675)
Net investment income (loss)			1,000,165
Net realized gain (loss)			323,239
Realized gain distributions			344,251
Net change in unrealized appreciation (depreciation)			17,494
Net assets			$148,239

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.77	17	$148	N/A	25.7%
12/31/2020	6.98	379	2,641	N/A	-12.3%
12/31/2019	7.96	359	2,857	N/A	23.0%
12/31/2018	6.47	417	2,699	N/A	-6.2%
12/31/2017	6.89	433	2,987	N/A	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	4.7%
2019	4.4%
2018	3.8%
2017	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. High Yield Fund Series I Class - 02-830

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$124,552	$126,436	23,815
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$124,552

	Net Assets	Units Outstanding	Accumulation Unit Value
	$124,552	8,849	$14.07

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,928
Net investment income (loss)			5,928

Gain (loss) on investments:
Net realized gain (loss)			243
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(889)
Net gain (loss)			(646)

Increase (decrease) in net assets from operations			$5,282

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,928	$6,809
Net realized gain (loss)		243	(738)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(889)	(2,310)

Increase (decrease) in net assets from operations		5,282	3,761

Contract owner transactions:
Proceeds from units sold		4,965	13,483
Cost of units redeemed		(2,329)	(23,877)
Account charges		(4,572)	(4,757)
Increase (decrease)		(1,936)	(15,151)
Net increase (decrease)		3,346	(11,390)
Net assets, beginning		121,206	132,596
Net assets, ending		$124,552	$121,206

Units sold		360	1,106
Units redeemed		(500)	(2,277)
Net increase (decrease)		(140)	(1,171)
Units outstanding, beginning		8,989	10,160
Units outstanding, ending		8,849	8,989

* Date of Fund Inception into Variable Account: 4 /29 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,319,778
Cost of units redeemed/account charges			(7,102,273)
Net investment income (loss)			1,025,408
Net realized gain (loss)			(116,477)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,884)
Net assets			$124,552

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.07	9	$125	N/A	4.4%
12/31/2020	13.48	9	121	N/A	3.3%
12/31/2019	13.05	10	133	N/A	13.5%
12/31/2018	11.50	96	1,108	N/A	-3.4%
12/31/2017	11.90	97	1,155	N/A	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.8%
2020	5.4%
2019	1.2%
2018	5.2%
2017	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Core Equity Fund Series II Class - 02-826

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,260	$2,965	86
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3,260

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,260	155	$21.08

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13
Net investment income (loss)			13

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			68
Net change in unrealized appreciation (depreciation)			632
Net gain (loss)			696

Increase (decrease) in net assets from operations			$709

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13	$25
Net realized gain (loss)		(4)	(7)
Realized gain distributions		68	547
Net change in unrealized appreciation (depreciation)		632	(254)

Increase (decrease) in net assets from operations		709	311

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		(70)	(54)
Increase (decrease)		(70)	(54)
Net increase (decrease)		639	257
Net assets, beginning		2,621	2,364
Net assets, ending		$3,260	$2,621

Units sold		-	-
Units redeemed		(3)	(4)
Net increase (decrease)		(3)	(4)
Units outstanding, beginning		158	162
Units outstanding, ending		155	158

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,601
Cost of units redeemed/account charges			(12,940)
Net investment income (loss)			159
Net realized gain (loss)			(30)
Realized gain distributions			1,175
Net change in unrealized appreciation (depreciation)			295
Net assets			$3,260

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$21.08	0	$3	N/A	27.4%
12/31/2020	16.55	0	3	N/A	13.6%
12/31/2019	14.57	0	2	N/A	28.7%
12/31/2018	11.32	0	2	N/A	-9.6%
12/31/2017	12.53	0	2	N/A	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	1.0%
2019	0.1%
2018	0.0%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. International Growth Fund Series II Class - 02-827

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,246	$43,724	1,258
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$51,246

	Net Assets	Units Outstanding	Accumulation Unit Value
	$51,246	3,459	$14.81

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$535
Net investment income (loss)			535

Gain (loss) on investments:
Net realized gain (loss)			401
Realized gain distributions			3,451
Net change in unrealized appreciation (depreciation)			(1,767)
Net gain (loss)			2,085

Increase (decrease) in net assets from operations			$2,620

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$535	$865
Net realized gain (loss)		401	2,238
Realized gain distributions		3,451	943
Net change in unrealized appreciation (depreciation)		(1,767)	(1,436)

Increase (decrease) in net assets from operations		2,620	2,610

Contract owner transactions:
Proceeds from units sold		4,649	3,590
Cost of units redeemed		(637)	(60,852)
Account charges		(1,802)	(2,513)
Increase (decrease)		2,210	(59,775)
Net increase (decrease)		4,830	(57,165)
Net assets, beginning		46,416	103,581
Net assets, ending		$51,246	$46,416

Units sold		317	323
Units redeemed		(167)	(5,413)
Net increase (decrease)		150	(5,090)
Units outstanding, beginning		3,309	8,399
Units outstanding, ending		3,459	3,309

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,485,600
Cost of units redeemed/account charges			(6,170,914)
Net investment income (loss)			174,775
Net realized gain (loss)			1,542,932
Realized gain distributions			11,331
Net change in unrealized appreciation (depreciation)			7,522
Net assets			$51,246

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.81	3	$51	N/A	5.6%
12/31/2020	14.03	3	46	N/A	13.7%
12/31/2019	12.33	8	104	N/A	28.2%
12/31/2018	9.62	9	84	N/A	-15.2%
12/31/2017	11.34	12	131	N/A	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.2%
2019	1.3%
2018	1.8%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Mid-Cap Growth Portfolio - 02-586

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,286,303	$3,299,264	124,348
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$4,286,309

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,286,309	91,532	$46.83

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			81,678
Realized gain distributions			428,574
Net change in unrealized appreciation (depreciation)			61,469
Net gain (loss)			571,721

Increase (decrease) in net assets from operations			$571,721

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		81,678	66,336
Realized gain distributions		428,574	253,602
Net change in unrealized appreciation (depreciation)		61,469	455,866

Increase (decrease) in net assets from operations		571,721	775,804

Contract owner transactions:
Proceeds from units sold		68,376	145,627
Cost of units redeemed		(202,536)	(379,311)
Account charges		(115,352)	(108,923)
Increase (decrease)		(249,512)	(342,607)
Net increase (decrease)		322,209	433,197
Net assets, beginning		3,964,100	3,530,903
Net assets, ending		$4,286,309	$3,964,100

Units sold		1,610	4,548
Units redeemed		(7,300)	(14,537)
Net increase (decrease)		(5,690)	(9,989)
Units outstanding, beginning		97,222	107,211
Units outstanding, ending		91,532	97,222

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,981,330
Cost of units redeemed/account charges			(9,711,035)
Net investment income (loss)			13,082
Net realized gain (loss)			1,257,424
Realized gain distributions			4,758,469
Net change in unrealized appreciation (depreciation)			987,039
Net assets			$4,286,309

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$46.83	92	$4,286	N/A	14.8%
12/31/2020	40.77	97	3,964	N/A	23.8%
12/31/2019	32.93	107	3,531	N/A	31.3%
12/31/2018	25.09	112	2,816	N/A	-2.0%
12/31/2017	25.61	136	3,482	N/A	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Blue Chip Growth Portfolio - 02-124

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,713,781	$5,528,370	182,851
Receivables: investments sold	-
Payables: investments purchased	(702)
Net assets	$9,713,079

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,713,079	246,412	$39.42

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			406,560
Realized gain distributions			1,035,037
Net change in unrealized appreciation (depreciation)			(26,604)
Net gain (loss)			1,414,993

Increase (decrease) in net assets from operations			$1,414,993

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		406,560	793,318
Realized gain distributions		1,035,037	228,574
Net change in unrealized appreciation (depreciation)		(26,604)	927,093

Increase (decrease) in net assets from operations		1,414,993	1,948,985

Contract owner transactions:
Proceeds from units sold		1,961,997	474,490
Cost of units redeemed		(509,844)	(1,393,965)
Account charges		(317,641)	(275,035)
Increase (decrease)		1,134,512	(1,194,510)
Net increase (decrease)		2,549,505	754,475
Net assets, beginning		7,163,574	6,409,099
Net assets, ending		$9,713,079	$7,163,574

Units sold		55,206	17,867
Units redeemed		(22,551)	(60,910)
Net increase (decrease)		32,655	(43,043)
Units outstanding, beginning		213,757	256,800
Units outstanding, ending		246,412	213,757

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,457,363
Cost of units redeemed/account charges			(14,920,107)
Net investment income (loss)			5,490
Net realized gain (loss)			4,302,372
Realized gain distributions			1,682,550
Net change in unrealized appreciation (depreciation)			4,185,411
Net assets			$9,713,079

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$39.42	246	$9,713	N/A	17.6%
12/31/2020	33.51	214	7,164	N/A	34.3%
12/31/2019	24.96	257	6,409	N/A	29.9%
12/31/2018	19.21	288	5,536	N/A	1.9%
12/31/2017	18.85	360	6,788	N/A	36.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Equity Income Portfolio - 02-580

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,936,472	$4,937,804	197,432
Receivables: investments sold	328
Payables: investments purchased	-
Net assets	$5,936,800

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,936,800	221,551	$26.80

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$89,254
Net investment income (loss)			89,254

Gain (loss) on investments:
Net realized gain (loss)			108,037
Realized gain distributions			413,023
Net change in unrealized appreciation (depreciation)			663,184
Net gain (loss)			1,184,244

Increase (decrease) in net assets from operations			$1,273,498

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$89,254	$111,307
Net realized gain (loss)		108,037	(27,082)
Realized gain distributions		413,023	110,219
Net change in unrealized appreciation (depreciation)		663,184	(210,010)

Increase (decrease) in net assets from operations		1,273,498	(15,566)

Contract owner transactions:
Proceeds from units sold		242,252	270,767
Cost of units redeemed		(492,755)	(754,307)
Account charges		(220,033)	(214,447)
Increase (decrease)		(470,536)	(697,987)
Net increase (decrease)		802,962	(713,553)
Net assets, beginning		5,133,838	5,847,391
Net assets, ending		$5,936,800	$5,133,838

Units sold		10,364	15,809
Units redeemed		(29,347)	(52,483)
Net increase (decrease)		(18,983)	(36,674)
Units outstanding, beginning		240,534	277,208
Units outstanding, ending		221,551	240,534

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,052,907
Cost of units redeemed/account charges			(25,180,433)
Net investment income (loss)			2,505,209
Net realized gain (loss)			1,508,964
Realized gain distributions			4,051,485
Net change in unrealized appreciation (depreciation)			998,668
Net assets			$5,936,800

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$26.80	222	$5,937	N/A	25.5%
12/31/2020	21.34	241	5,134	N/A	1.2%
12/31/2019	21.09	277	5,847	N/A	26.4%
12/31/2018	16.69	298	4,981	N/A	-9.5%
12/31/2017	18.44	343	6,328	N/A	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	2.0%
2019	2.4%
2018	2.0%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Limited-Term Bond Portfolio - 02-585

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$834,165	$837,326	169,887
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$834,148

	Net Assets	Units Outstanding	Accumulation Unit Value
	$834,148	84,723	$9.85

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,679
Net investment income (loss)			11,679

Gain (loss) on investments:
Net realized gain (loss)			2,367
Realized gain distributions			5,061
Net change in unrealized appreciation (depreciation)			(17,517)
Net gain (loss)			(10,089)

Increase (decrease) in net assets from operations			$1,590

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,679	$17,431
Net realized gain (loss)		2,367	(545)
Realized gain distributions		5,061	-
Net change in unrealized appreciation (depreciation)		(17,517)	23,683

Increase (decrease) in net assets from operations		1,590	40,569

Contract owner transactions:
Proceeds from units sold		50,778	155,651
Cost of units redeemed		(136,821)	(81,128)
Account charges		(41,341)	(43,376)
Increase (decrease)		(127,384)	31,147
Net increase (decrease)		(125,794)	71,716
Net assets, beginning		959,942	888,226
Net assets, ending		$834,148	$959,942

Units sold		5,194	16,259
Units redeemed		(18,094)	(13,225)
Net increase (decrease)		(12,900)	3,034
Units outstanding, beginning		97,623	94,589
Units outstanding, ending		84,723	97,623

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,997,056
Cost of units redeemed/account charges			(16,485,820)
Net investment income (loss)			1,353,177
Net realized gain (loss)			(95,716)
Realized gain distributions			68,612
Net change in unrealized appreciation (depreciation)			(3,161)
Net assets			$834,148

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.85	85	$834	N/A	0.1%
12/31/2020	9.83	98	960	N/A	4.7%
12/31/2019	9.39	95	888	N/A	4.4%
12/31/2018	9.00	100	903	N/A	1.2%
12/31/2017	8.89	119	1,059	N/A	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.9%
2019	2.4%
2018	2.0%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust AB VPS International Growth Portfolio A Class - 02-376

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,564	$9,316	389
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$10,564

	Net Assets	Units Outstanding	Accumulation Unit Value
	$10,564	1,266	$8.35

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			101
Realized gain distributions			964
Net change in unrealized appreciation (depreciation)			(252)
Net gain (loss)			813

Increase (decrease) in net assets from operations			$813

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$116
Net realized gain (loss)		101	(2,133)
Realized gain distributions		964	733
Net change in unrealized appreciation (depreciation)		(252)	1,918

Increase (decrease) in net assets from operations		813	634

Contract owner transactions:
Proceeds from units sold		306	998
Cost of units redeemed		-	(81,551)
Account charges		(651)	(1,657)
Increase (decrease)		(345)	(82,210)
Net increase (decrease)		468	(81,576)
Net assets, beginning		10,096	91,672
Net assets, ending		$10,564	$10,096

Units sold		37	178
Units redeemed		(81)	(14,319)
Net increase (decrease)		(44)	(14,141)
Units outstanding, beginning		1,310	15,451
Units outstanding, ending		1,266	1,310

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$244,852
Cost of units redeemed/account charges			(244,124)
Net investment income (loss)			2,498
Net realized gain (loss)			2,337
Realized gain distributions			3,753
Net change in unrealized appreciation (depreciation)			1,248
Net assets			$10,564

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.35	1	$11	N/A	8.2%
12/31/2020	7.71	1	10	N/A	29.9%
12/31/2019	5.93	15	92	N/A	27.5%
12/31/2018	4.65	16	74	N/A	-17.4%
12/31/2017	5.63	2	10	N/A	35.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.6%
2018	1.4%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust AB VPS Small Mid Cap Value Portfolio A Class - 02-378

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$209,627	$186,533	8,935
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$209,627

	Net Assets	Units Outstanding	Accumulation Unit Value
	$209,627	11,485	$18.25

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,366
Net investment income (loss)			1,366

Gain (loss) on investments:
Net realized gain (loss)			1,562
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,923
Net gain (loss)			33,485

Increase (decrease) in net assets from operations			$34,851

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,366	$630
Net realized gain (loss)		1,562	(2,602)
Realized gain distributions		-	2,885
Net change in unrealized appreciation (depreciation)		31,923	(1,197)

Increase (decrease) in net assets from operations		34,851	(284)

Contract owner transactions:
Proceeds from units sold		107,254	1,554
Cost of units redeemed		(250)	(5,035)
Account charges		(4,910)	(2,530)
Increase (decrease)		102,094	(6,011)
Net increase (decrease)		136,945	(6,295)
Net assets, beginning		72,682	78,977
Net assets, ending		$209,627	$72,682

Units sold		6,373	147
Units redeemed		(302)	(814)
Net increase (decrease)		6,071	(667)
Units outstanding, beginning		5,414	6,081
Units outstanding, ending		11,485	5,414

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,507,270
Cost of units redeemed/account charges			(3,328,906)
Net investment income (loss)			40,661
Net realized gain (loss)			761,037
Realized gain distributions			206,471
Net change in unrealized appreciation (depreciation)			23,094
Net assets			$209,627

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$18.25	11	$210	N/A	35.9%
12/31/2020	13.43	5	73	N/A	3.4%
12/31/2019	12.99	6	79	N/A	20.1%
12/31/2018	10.81	6	70	N/A	-15.0%
12/31/2017	12.73	11	138	N/A	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.8%
2019	0.6%
2018	0.4%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust AB VPS International Value Portfolio A Class - 02-377

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,014	$19,144	1,527
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$24,014

	Net Assets	Units Outstanding	Accumulation Unit Value
	$24,014	4,999	$4.80

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$480
Net investment income (loss)			480

Gain (loss) on investments:
Net realized gain (loss)			4,518
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,477)
Net gain (loss)			3,041

Increase (decrease) in net assets from operations			$3,521

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$480	$530
Net realized gain (loss)		4,518	(643,363)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,477)	279,902

Increase (decrease) in net assets from operations		3,521	(362,931)

Contract owner transactions:
Proceeds from units sold		4,507	53,516
Cost of units redeemed		(15,230)	(2,101,318)
Account charges		(378)	(38,359)
Increase (decrease)		(11,101)	(2,086,161)
Net increase (decrease)		(7,580)	(2,449,092)
Net assets, beginning		31,594	2,480,686
Net assets, ending		$24,014	$31,594

Units sold		1,234	17,940
Units redeemed		(3,540)	(598,371)
Net increase (decrease)		(2,306)	(580,431)
Units outstanding, beginning		7,305	587,736
Units outstanding, ending		4,999	7,305

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,533,955
Cost of units redeemed/account charges			(5,204,956)
Net investment income (loss)			129,494
Net realized gain (loss)			(1,439,349)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,870
Net assets			$24,014

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.80	5	$24	N/A	11.1%
12/31/2020	4.32	7	32	N/A	2.5%
12/31/2019	4.22	588	2,481	N/A	17.1%
12/31/2018	3.60	736	2,653	N/A	-22.8%
12/31/2017	4.67	7	34	N/A	25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	0.0%
2019	0.9%
2018	3.7%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP Ultra Fund I Class - 02-122

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$149,967	$92,555	4,779
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$149,967

	Net Assets	Units Outstanding	Accumulation Unit Value
	$149,967	3,971	$37.77

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			40,930
Realized gain distributions			15,112
Net change in unrealized appreciation (depreciation)			(14,750)
Net gain (loss)			41,292

Increase (decrease) in net assets from operations			$41,292

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		40,930	1,371
Realized gain distributions		15,112	14,618
Net change in unrealized appreciation (depreciation)		(14,750)	54,531

Increase (decrease) in net assets from operations		41,292	70,520

Contract owner transactions:
Proceeds from units sold		6,346	83,244
Cost of units redeemed		(103,237)	(67,664)
Account charges		(5,252)	(6,824)
Increase (decrease)		(102,143)	8,756
Net increase (decrease)		(60,851)	79,276
Net assets, beginning		210,818	131,542
Net assets, ending		$149,967	$210,818

Units sold		191	3,878
Units redeemed		(3,095)	(3,431)
Net increase (decrease)		(2,904)	447
Units outstanding, beginning		6,875	6,428
Units outstanding, ending		3,971	6,875

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,564,375
Cost of units redeemed/account charges			(1,619,311)
Net investment income (loss)			1,574
Net realized gain (loss)			80,599
Realized gain distributions			65,318
Net change in unrealized appreciation (depreciation)			57,412
Net assets			$149,967

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$37.77	4	$150	N/A	23.2%
12/31/2020	30.66	7	211	N/A	49.9%
12/31/2019	20.46	6	132	N/A	34.6%
12/31/2018	15.21	7	105	N/A	0.8%
12/31/2017	15.09	5	75	N/A	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.4%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP Mid Cap Value Fund II Class - 02-397

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$77,347	$61,952	3,087
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$77,347

	Net Assets	Units Outstanding	Accumulation Unit Value
	$77,347	3,018	$25.63

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$744
Net investment income (loss)			744

Gain (loss) on investments:
Net realized gain (loss)			469
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,129
Net gain (loss)			13,598

Increase (decrease) in net assets from operations			$14,342

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$744	$874
Net realized gain (loss)		469	(326)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		13,129	605

Increase (decrease) in net assets from operations		14,342	1,153

Contract owner transactions:
Proceeds from units sold		4,752	8,675
Cost of units redeemed		-	(18,217)
Account charges		(3,461)	(3,614)
Increase (decrease)		1,291	(13,156)
Net increase (decrease)		15,633	(12,003)
Net assets, beginning		61,714	73,717
Net assets, ending		$77,347	$61,714

Units sold		211	488
Units redeemed		(155)	(1,104)
Net increase (decrease)		56	(616)
Units outstanding, beginning		2,962	3,578
Units outstanding, ending		3,018	2,962

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$285,347
Cost of units redeemed/account charges			(265,510)
Net investment income (loss)			8,189
Net realized gain (loss)			12,422
Realized gain distributions			21,504
Net change in unrealized appreciation (depreciation)			15,395
Net assets			$77,347

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$25.63	3	$77	N/A	23.0%
12/31/2020	20.83	3	62	N/A	1.1%
12/31/2019	20.61	4	74	N/A	29.0%
12/31/2018	15.97	4	71	N/A	-13.0%
12/31/2017	18.35	5	83	N/A	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.3%
2019	1.9%
2018	1.5%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP Capital Appreciation Fund I Class - 02-410

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$350,252	$267,514	18,724
Receivables: investments sold	-
Payables: investments purchased	(101)
Net assets	$350,151

	Net Assets	Units Outstanding	Accumulation Unit Value
	$350,151	7,215	$48.53

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			1,199
Realized gain distributions			39,577
Net change in unrealized appreciation (depreciation)			(5,587)
Net gain (loss)			35,189

Increase (decrease) in net assets from operations			$35,189

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		1,199	(2,063)
Realized gain distributions		39,577	27,722
Net change in unrealized appreciation (depreciation)		(5,587)	66,938

Increase (decrease) in net assets from operations		35,189	92,597

Contract owner transactions:
Proceeds from units sold		7,229	7,523
Cost of units redeemed		(702)	(18,128)
Account charges		(6,879)	(6,649)
Increase (decrease)		(352)	(17,254)
Net increase (decrease)		34,837	75,343
Net assets, beginning		315,314	239,971
Net assets, ending		$350,151	$315,314

Units sold		154	235
Units redeemed		(161)	(843)
Net increase (decrease)		(7)	(608)
Units outstanding, beginning		7,222	7,830
Units outstanding, ending		7,215	7,222

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$386,632
Cost of units redeemed/account charges			(295,074)
Net investment income (loss)			6,798
Net realized gain (loss)			13,133
Realized gain distributions			155,924
Net change in unrealized appreciation (depreciation)			82,738
Net assets			$350,151

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$48.53	7	$350	N/A	11.2%
12/31/2020	43.66	7	315	N/A	42.5%
12/31/2019	30.65	8	240	N/A	35.6%
12/31/2018	22.61	8	180	N/A	-5.2%
12/31/2017	23.85	9	211	N/A	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP Income & Growth Fund I Class - 02-425

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,327,313	$6,547,099	683,464
Receivables: investments sold	-
Payables: investments purchased	(573)
Net assets	$7,326,740

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,326,740	342,628	$21.38

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$77,041
Net investment income (loss)			77,041

Gain (loss) on investments:
Net realized gain (loss)			232,940
Realized gain distributions			1,117,142
Net change in unrealized appreciation (depreciation)			148,663
Net gain (loss)			1,498,745

Increase (decrease) in net assets from operations			$1,575,786

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$77,041	$119,360
Net realized gain (loss)		232,940	(8,805)
Realized gain distributions		1,117,142	305,813
Net change in unrealized appreciation (depreciation)		148,663	297,677

Increase (decrease) in net assets from operations		1,575,786	714,045

Contract owner transactions:
Proceeds from units sold		198,915	353,527
Cost of units redeemed		(1,091,279)	(397,237)
Account charges		(249,645)	(241,961)
Increase (decrease)		(1,142,009)	(285,671)
Net increase (decrease)		433,777	428,374
Net assets, beginning		6,892,963	6,464,589
Net assets, ending		$7,326,740	$6,892,963

Units sold		10,441	24,504
Units redeemed		(66,391)	(43,875)
Net increase (decrease)		(55,950)	(19,371)
Units outstanding, beginning		398,578	417,949
Units outstanding, ending		342,628	398,578

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$24,260,965
Cost of units redeemed/account charges			(23,918,167)
Net investment income (loss)			1,490,364
Net realized gain (loss)			957,611
Realized gain distributions			3,755,753
Net change in unrealized appreciation (depreciation)			780,214
Net assets			$7,326,740

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$21.38	343	$7,327	N/A	23.7%
12/31/2020	17.29	399	6,893	N/A	11.8%
12/31/2019	15.47	418	6,465	N/A	23.9%
12/31/2018	12.48	473	5,903	N/A	-6.9%
12/31/2017	13.40	571	7,651	N/A	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.8%
2019	2.1%
2018	1.9%
2017	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP International Fund I Class - 02-420

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,382,038	$7,405,160	698,604
Receivables: investments sold	-
Payables: investments purchased	(775)
Net assets	$10,381,263

	Net Assets	Units Outstanding	Accumulation Unit Value
	$10,381,263	592,565	$17.52

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$16,546
Net investment income (loss)			16,546

Gain (loss) on investments:
Net realized gain (loss)			228,774
Realized gain distributions			292,966
Net change in unrealized appreciation (depreciation)			333,988
Net gain (loss)			855,728

Increase (decrease) in net assets from operations			$872,274

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,546	$29,467
Net realized gain (loss)		228,774	73,053
Realized gain distributions		292,966	88,877
Net change in unrealized appreciation (depreciation)		333,988	1,915,434

Increase (decrease) in net assets from operations		872,274	2,106,831

Contract owner transactions:
Proceeds from units sold		491,763	2,642,770
Cost of units redeemed		(735,935)	(569,219)
Account charges		(364,314)	(303,590)
Increase (decrease)		(608,486)	1,769,961
Net increase (decrease)		263,788	3,876,792
Net assets, beginning		10,117,475	6,240,683
Net assets, ending		$10,381,263	$10,117,475

Units sold		29,516	209,215
Units redeemed		(64,990)	(68,819)
Net increase (decrease)		(35,474)	140,396
Units outstanding, beginning		628,039	487,643
Units outstanding, ending		592,565	628,039

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$28,157,113
Cost of units redeemed/account charges			(23,436,649)
Net investment income (loss)			749,978
Net realized gain (loss)			379,380
Realized gain distributions			1,554,563
Net change in unrealized appreciation (depreciation)			2,976,878
Net assets			$10,381,263

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.52	593	$10,381	N/A	8.7%
12/31/2020	16.11	628	10,117	N/A	25.9%
12/31/2019	12.80	488	6,241	N/A	28.4%
12/31/2018	9.97	419	4,171	N/A	-15.2%
12/31/2017	11.75	461	5,423	N/A	31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.4%
2019	0.8%
2018	1.4%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 02-520

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$103,970	$90,536	2,774
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$103,970

	Net Assets	Units Outstanding	Accumulation Unit Value
	$103,970	4,841	$21.47

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$199
Net investment income (loss)			199

Gain (loss) on investments:
Net realized gain (loss)			1,309
Realized gain distributions			4,300
Net change in unrealized appreciation (depreciation)			8,260
Net gain (loss)			13,869

Increase (decrease) in net assets from operations			$14,068

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$199	$390
Net realized gain (loss)		1,309	(834)
Realized gain distributions		4,300	6,552
Net change in unrealized appreciation (depreciation)		8,260	5,026

Increase (decrease) in net assets from operations		14,068	11,134

Contract owner transactions:
Proceeds from units sold		4,129	4,158
Cost of units redeemed		(489)	(4,073)
Account charges		(11,275)	(10,112)
Increase (decrease)		(7,635)	(10,027)
Net increase (decrease)		6,433	1,107
Net assets, beginning		97,537	96,430
Net assets, ending		$103,970	$97,537

Units sold		198	314
Units redeemed		(581)	(888)
Net increase (decrease)		(383)	(574)
Units outstanding, beginning		5,224	5,798
Units outstanding, ending		4,841	5,224

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$860,547
Cost of units redeemed/account charges			(874,791)
Net investment income (loss)			2,380
Net realized gain (loss)			31,610
Realized gain distributions			70,790
Net change in unrealized appreciation (depreciation)			13,434
Net assets			$103,970

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$21.47	5	$104	N/A	15.0%
12/31/2020	18.67	5	98	N/A	12.2%
12/31/2019	16.63	6	96	N/A	31.4%
12/31/2018	12.66	5	59	N/A	-4.4%
12/31/2017	13.25	5	68	N/A	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.4%
2019	0.5%
2018	0.6%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$367,391	$271,993	11,332
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$367,391

	Net Assets	Units Outstanding	Accumulation Unit Value
	$367,391	8,673	$42.36

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			14,353
Realized gain distributions			51,430
Net change in unrealized appreciation (depreciation)			(22,595)
Net gain (loss)			43,188

Increase (decrease) in net assets from operations			$43,188

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$158
Net realized gain (loss)		14,353	12,781
Realized gain distributions		51,430	25,289
Net change in unrealized appreciation (depreciation)		(22,595)	90,646

Increase (decrease) in net assets from operations		43,188	128,874

Contract owner transactions:
Proceeds from units sold		95,624	49,659
Cost of units redeemed		(90,487)	(92,244)
Account charges		(11,489)	(11,066)
Increase (decrease)		(6,352)	(53,651)
Net increase (decrease)		36,836	75,223
Net assets, beginning		330,555	255,332
Net assets, ending		$367,391	$330,555

Units sold		2,468	1,755
Units redeemed		(2,585)	(4,479)
Net increase (decrease)		(117)	(2,724)
Units outstanding, beginning		8,790	11,514
Units outstanding, ending		8,673	8,790

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,359,439
Cost of units redeemed/account charges			(2,391,198)
Net investment income (loss)			312
Net realized gain (loss)			143,418
Realized gain distributions			160,022
Net change in unrealized appreciation (depreciation)			95,398
Net assets			$367,391

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$42.36	9	$367	N/A	12.6%
12/31/2020	37.60	9	331	N/A	69.6%
12/31/2019	22.18	12	255	N/A	25.5%
12/31/2018	17.67	12	218	N/A	-1.3%
12/31/2017	17.89	9	169	N/A	42.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.1%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$122,965	$108,745	5,221
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$122,965

	Net Assets	Units Outstanding	Accumulation Unit Value
	$122,965	4,124	$29.82

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$200
Net investment income (loss)			200

Gain (loss) on investments:
Net realized gain (loss)			674
Realized gain distributions			410
Net change in unrealized appreciation (depreciation)			9,823
Net gain (loss)			10,907

Increase (decrease) in net assets from operations			$11,107

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$200	$79
Net realized gain (loss)		674	(102)
Realized gain distributions		410	454
Net change in unrealized appreciation (depreciation)		9,823	4,042

Increase (decrease) in net assets from operations		11,107	4,473

Contract owner transactions:
Proceeds from units sold		89,782	14,840
Cost of units redeemed		(1,016)	(589)
Account charges		(3,253)	(738)
Increase (decrease)		85,513	13,513
Net increase (decrease)		96,620	17,986
Net assets, beginning		26,345	8,359
Net assets, ending		$122,965	$26,345

Units sold		3,159	788
Units redeemed		(150)	(64)
Net increase (decrease)		3,009	724
Units outstanding, beginning		1,115	391
Units outstanding, ending		4,124	1,115

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$190,439
Cost of units redeemed/account charges			(94,422)
Net investment income (loss)			877
Net realized gain (loss)			6,618
Realized gain distributions			5,233
Net change in unrealized appreciation (depreciation)			14,220
Net assets			$122,965

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$29.82	4	$123	N/A	26.1%
12/31/2020	23.64	1	26	N/A	10.6%
12/31/2019	21.36	0	8	N/A	22.2%
12/31/2018	17.48	0	6	N/A	-9.0%
12/31/2017	19.21	3	60	N/A	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.5%
2019	0.8%
2018	0.2%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,682	$22,057	579
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$30,682

	Net Assets	Units Outstanding	Accumulation Unit Value
	$30,682	1,128	$27.20

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$54
Net investment income (loss)			54

Gain (loss) on investments:
Net realized gain (loss)			388
Realized gain distributions			2,539
Net change in unrealized appreciation (depreciation)			3,481
Net gain (loss)			6,408

Increase (decrease) in net assets from operations			$6,462

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$54	$111
Net realized gain (loss)		388	116
Realized gain distributions		2,539	1,634
Net change in unrealized appreciation (depreciation)		3,481	2,036

Increase (decrease) in net assets from operations		6,462	3,897

Contract owner transactions:
Proceeds from units sold		1,767	1,816
Cost of units redeemed		(37)	(4,304)
Account charges		(1,584)	(1,481)
Increase (decrease)		146	(3,969)
Net increase (decrease)		6,608	(72)
Net assets, beginning		24,074	24,146
Net assets, ending		$30,682	$24,074

Units sold		73	102
Units redeemed		(67)	(368)
Net increase (decrease)		6	(266)
Units outstanding, beginning		1,122	1,388
Units outstanding, ending		1,128	1,122

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$227,824
Cost of units redeemed/account charges			(247,050)
Net investment income (loss)			6,769
Net realized gain (loss)			7,734
Realized gain distributions			26,780
Net change in unrealized appreciation (depreciation)			8,625
Net assets			$30,682

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$27.20	1	$31	N/A	26.8%
12/31/2020	21.46	1	24	N/A	23.4%
12/31/2019	17.39	1	24	N/A	35.8%
12/31/2018	12.81	3	37	N/A	-7.1%
12/31/2017	13.79	3	37	N/A	27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.5%
2019	0.9%
2018	1.1%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2005 Portfolio Initial Class - 02-163

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,310	$4,889	388
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$5,310

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,310	429	$12.37

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$60
Net investment income (loss)			60

Gain (loss) on investments:
Net realized gain (loss)			310
Realized gain distributions			173
Net change in unrealized appreciation (depreciation)			(283)
Net gain (loss)			200

Increase (decrease) in net assets from operations			$260

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60	$93
Net realized gain (loss)		310	576
Realized gain distributions		173	358
Net change in unrealized appreciation (depreciation)		(283)	72

Increase (decrease) in net assets from operations		260	1,099

Contract owner transactions:
Proceeds from units sold		752	725
Cost of units redeemed		-	(5,848)
Account charges		(3,016)	(2,764)
Increase (decrease)		(2,264)	(7,887)
Net increase (decrease)		(2,004)	(6,788)
Net assets, beginning		7,314	14,102
Net assets, ending		$5,310	$7,314

Units sold		62	64
Units redeemed		(248)	(769)
Net increase (decrease)		(186)	(705)
Units outstanding, beginning		615	1,320
Units outstanding, ending		429	615

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$29,527
Cost of units redeemed/account charges			(28,611)
Net investment income (loss)			1,167
Net realized gain (loss)			1,423
Realized gain distributions			1,383
Net change in unrealized appreciation (depreciation)			421
Net assets			$5,310

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$12.37	0	$5	N/A	4.1%
12/31/2020	11.89	1	7	N/A	11.3%
12/31/2019	10.69	1	14	N/A	13.8%
12/31/2018	9.39	1	9	N/A	-3.0%
12/31/2017	9.68	1	11	N/A	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.9%
2019	2.5%
2018	1.6%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,010	$15,048	1,177
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$17,010

	Net Assets	Units Outstanding	Accumulation Unit Value
	$17,010	1,212	$14.03

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$177
Net investment income (loss)			177

Gain (loss) on investments:
Net realized gain (loss)			30
Realized gain distributions			570
Net change in unrealized appreciation (depreciation)			175
Net gain (loss)			775

Increase (decrease) in net assets from operations			$952

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$177	$198
Net realized gain (loss)		30	13
Realized gain distributions		570	636
Net change in unrealized appreciation (depreciation)		175	968

Increase (decrease) in net assets from operations		952	1,815

Contract owner transactions:
Proceeds from units sold		1	3
Cost of units redeemed		-	-
Account charges		(259)	(278)
Increase (decrease)		(258)	(275)
Net increase (decrease)		694	1,540
Net assets, beginning		16,316	14,776
Net assets, ending		$17,010	$16,316

Units sold		-	-
Units redeemed		(19)	(24)
Net increase (decrease)		(19)	(24)
Units outstanding, beginning		1,231	1,255
Units outstanding, ending		1,212	1,231

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$56,694
Cost of units redeemed/account charges			(50,285)
Net investment income (loss)			4,144
Net realized gain (loss)			(306)
Realized gain distributions			4,801
Net change in unrealized appreciation (depreciation)			1,962
Net assets			$17,010

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.03	1	$17	N/A	5.9%
12/31/2020	13.25	1	16	N/A	12.5%
12/31/2019	11.78	1	15	N/A	16.1%
12/31/2018	10.15	1	13	N/A	-4.0%
12/31/2017	10.57	1	14	N/A	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.3%
2019	2.2%
2018	1.7%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$418,591	$363,190	29,028
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$418,591

	Net Assets	Units Outstanding	Accumulation Unit Value
	$418,591	27,446	$15.25

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,553
Net investment income (loss)			4,553

Gain (loss) on investments:
Net realized gain (loss)			1,659
Realized gain distributions			16,927
Net change in unrealized appreciation (depreciation)			7,271
Net gain (loss)			25,857

Increase (decrease) in net assets from operations			$30,410

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,553	$4,793
Net realized gain (loss)		1,659	675
Realized gain distributions		16,927	17,422
Net change in unrealized appreciation (depreciation)		7,271	26,859

Increase (decrease) in net assets from operations		30,410	49,749

Contract owner transactions:
Proceeds from units sold		571	11,314
Cost of units redeemed		(181)	(853)
Account charges		(12,188)	(10,686)
Increase (decrease)		(11,798)	(225)
Net increase (decrease)		18,612	49,524
Net assets, beginning		399,979	350,455
Net assets, ending		$418,591	$399,979

Units sold		38	1,332
Units redeemed		(836)	(1,261)
Net increase (decrease)		(798)	71
Units outstanding, beginning		28,244	28,173
Units outstanding, ending		27,446	28,244

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,371,605
Cost of units redeemed/account charges			(9,272,170)
Net investment income (loss)			72,287
Net realized gain (loss)			95,667
Realized gain distributions			95,801
Net change in unrealized appreciation (depreciation)			55,401
Net assets			$418,591

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$15.25	27	$419	N/A	7.7%
12/31/2020	14.16	28	400	N/A	13.8%
12/31/2019	12.44	28	350	N/A	18.3%
12/31/2018	10.52	12	126	N/A	-5.1%
12/31/2017	11.08	25	272	N/A	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.3%
2019	2.9%
2018	1.1%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$298,329	$248,031	19,346
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$298,329

	Net Assets	Units Outstanding	Accumulation Unit Value
	$298,329	18,498	$16.13

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,232
Net investment income (loss)			3,232

Gain (loss) on investments:
Net realized gain (loss)			1,231
Realized gain distributions			14,953
Net change in unrealized appreciation (depreciation)			6,473
Net gain (loss)			22,657

Increase (decrease) in net assets from operations			$25,889

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,232	$3,241
Net realized gain (loss)		1,231	3,132
Realized gain distributions		14,953	13,779
Net change in unrealized appreciation (depreciation)		6,473	15,602

Increase (decrease) in net assets from operations		25,889	35,754

Contract owner transactions:
Proceeds from units sold		8,080	8,244
Cost of units redeemed		-	(727)
Account charges		(9,232)	(9,081)
Increase (decrease)		(1,152)	(1,564)
Net increase (decrease)		24,737	34,190
Net assets, beginning		273,592	239,402
Net assets, ending		$298,329	$273,592

Units sold		520	636
Units redeemed		(593)	(762)
Net increase (decrease)		(73)	(126)
Units outstanding, beginning		18,571	18,697
Units outstanding, ending		18,498	18,571

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$950,393
Cost of units redeemed/account charges			(902,720)
Net investment income (loss)			62,573
Net realized gain (loss)			52,489
Realized gain distributions			85,296
Net change in unrealized appreciation (depreciation)			50,298
Net assets			$298,329

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$16.13	18	$298	N/A	9.5%
12/31/2020	14.73	19	274	N/A	15.1%
12/31/2019	12.80	19	239	N/A	20.1%
12/31/2018	10.66	21	225	N/A	-5.9%
12/31/2017	11.32	21	240	N/A	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.3%
2019	2.2%
2018	1.6%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,996	$112,935	7,631
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$135,996

	Net Assets	Units Outstanding	Accumulation Unit Value
	$135,996	7,705	$17.65

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,418
Net investment income (loss)			1,418

Gain (loss) on investments:
Net realized gain (loss)			1,037
Realized gain distributions			4,628
Net change in unrealized appreciation (depreciation)			6,489
Net gain (loss)			12,154

Increase (decrease) in net assets from operations			$13,572

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,418	$1,409
Net realized gain (loss)		1,037	1,217
Realized gain distributions		4,628	5,450
Net change in unrealized appreciation (depreciation)		6,489	10,251

Increase (decrease) in net assets from operations		13,572	18,327

Contract owner transactions:
Proceeds from units sold		2,423	2,756
Cost of units redeemed		(2,715)	(17,545)
Account charges		(3,738)	(3,772)
Increase (decrease)		(4,030)	(18,561)
Net increase (decrease)		9,542	(234)
Net assets, beginning		126,454	126,688
Net assets, ending		$135,996	$126,454

Units sold		143	207
Units redeemed		(379)	(1,491)
Net increase (decrease)		(236)	(1,284)
Units outstanding, beginning		7,941	9,225
Units outstanding, ending		7,705	7,941

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,487,777
Cost of units redeemed/account charges			(1,470,674)
Net investment income (loss)			28,576
Net realized gain (loss)			31,610
Realized gain distributions			35,646
Net change in unrealized appreciation (depreciation)			23,061
Net assets			$135,996

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.65	8	$136	N/A	10.8%
12/31/2020	15.92	8	126	N/A	16.0%
12/31/2019	13.73	9	127	N/A	21.9%
12/31/2018	11.27	10	108	N/A	-6.5%
12/31/2017	12.06	11	128	N/A	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.1%
2019	2.1%
2018	1.4%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$196,850	$134,777	10,978
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$196,850

	Net Assets	Units Outstanding	Accumulation Unit Value
	$196,850	10,647	$18.49

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,066
Net investment income (loss)			2,066

Gain (loss) on investments:
Net realized gain (loss)			2,183
Realized gain distributions			7,788
Net change in unrealized appreciation (depreciation)			9,756
Net gain (loss)			19,727

Increase (decrease) in net assets from operations			$21,793

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,066	$1,939
Net realized gain (loss)		2,183	3,121
Realized gain distributions		7,788	7,424
Net change in unrealized appreciation (depreciation)		9,756	13,072

Increase (decrease) in net assets from operations		21,793	25,556

Contract owner transactions:
Proceeds from units sold		6,420	10,597
Cost of units redeemed		(866)	(6,441)
Account charges		(6,994)	(7,232)
Increase (decrease)		(1,440)	(3,076)
Net increase (decrease)		20,353	22,480
Net assets, beginning		176,497	154,017
Net assets, ending		$196,850	$176,497

Units sold		361	733
Units redeemed		(442)	(947)
Net increase (decrease)		(81)	(214)
Units outstanding, beginning		10,728	10,942
Units outstanding, ending		10,647	10,728

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$406,184
Cost of units redeemed/account charges			(375,202)
Net investment income (loss)			30,698
Net realized gain (loss)			22,381
Realized gain distributions			50,716
Net change in unrealized appreciation (depreciation)			62,073
Net assets			$196,850

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$18.49	11	$197	N/A	12.4%
12/31/2020	16.45	11	176	N/A	16.9%
12/31/2019	14.08	11	154	N/A	24.4%
12/31/2018	11.31	14	156	N/A	-7.8%
12/31/2017	12.27	15	186	N/A	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.2%
2019	1.8%
2018	1.4%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom Income Portfolio Initial Class - 02-164

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,056	$8,833	788
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$10,056

	Net Assets	Units Outstanding	Accumulation Unit Value
	$10,056	919	$10.94

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$103
Net investment income (loss)			103

Gain (loss) on investments:
Net realized gain (loss)			26
Realized gain distributions			206
Net change in unrealized appreciation (depreciation)			(9)
Net gain (loss)			223

Increase (decrease) in net assets from operations			$326

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$103	$122
Net realized gain (loss)		26	16
Realized gain distributions		206	165
Net change in unrealized appreciation (depreciation)		(9)	635

Increase (decrease) in net assets from operations		326	938

Contract owner transactions:
Proceeds from units sold		74	74
Cost of units redeemed		-	-
Account charges		(205)	(199)
Increase (decrease)		(131)	(125)
Net increase (decrease)		195	813
Net assets, beginning		9,861	9,048
Net assets, ending		$10,056	$9,861

Units sold		7	7
Units redeemed		(19)	(20)
Net increase (decrease)		(12)	(13)
Units outstanding, beginning		931	944
Units outstanding, ending		919	931

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$120,280
Cost of units redeemed/account charges			(128,254)
Net investment income (loss)			7,705
Net realized gain (loss)			4,855
Realized gain distributions			4,247
Net change in unrealized appreciation (depreciation)			1,223
Net assets			$10,056

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$10.94	1	$10	N/A	3.3%
12/31/2020	10.59	1	10	N/A	10.5%
12/31/2019	9.59	1	9	N/A	11.9%
12/31/2018	8.56	1	8	N/A	-2.0%
12/31/2017	8.73	1	8	N/A	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.3%
2019	2.1%
2018	1.7%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Growth Portfolio Initial Class - 02-210

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,995,999	$4,880,137	78,078
Receivables: investments sold	1,613
Payables: investments purchased	-
Net assets	$7,997,612

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,997,612	186,502	$42.88

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			496,437
Realized gain distributions			1,585,938
Net change in unrealized appreciation (depreciation)			(495,218)
Net gain (loss)			1,587,157

Increase (decrease) in net assets from operations			$1,587,157

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$4,472
Net realized gain (loss)		496,437	297,348
Realized gain distributions		1,585,938	569,539
Net change in unrealized appreciation (depreciation)		(495,218)	1,414,081

Increase (decrease) in net assets from operations		1,587,157	2,285,440

Contract owner transactions:
Proceeds from units sold		220,290	274,802
Cost of units redeemed		(777,094)	(565,731)
Account charges		(282,047)	(264,224)
Increase (decrease)		(838,851)	(555,153)
Net increase (decrease)		748,306	1,730,287
Net assets, beginning		7,249,306	5,519,019
Net assets, ending		$7,997,612	$7,249,306

Units sold		7,074	10,296
Units redeemed		(28,868)	(30,183)
Net increase (decrease)		(21,794)	(19,887)
Units outstanding, beginning		208,296	228,183
Units outstanding, ending		186,502	208,296

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$26,256,982
Cost of units redeemed/account charges			(27,667,707)
Net investment income (loss)			600,155
Net realized gain (loss)			1,226,924
Realized gain distributions			4,465,396
Net change in unrealized appreciation (depreciation)			3,115,862
Net assets			$7,997,612

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$42.88	187	$7,998	N/A	23.2%
12/31/2020	34.80	208	7,249	N/A	43.9%
12/31/2019	24.19	228	5,519	N/A	34.3%
12/31/2018	18.01	245	4,413	N/A	-0.2%
12/31/2017	18.04	297	5,349	N/A	35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.1%
2019	0.3%
2018	0.3%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP High Income Portfolio Initial Class - 02-215

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,482,809	$2,544,985	472,901
Receivables: investments sold	-
Payables: investments purchased	(74)
Net assets	$2,482,735

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,482,735	198,016	$12.54

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$129,114
Net investment income (loss)			129,114

Gain (loss) on investments:
Net realized gain (loss)			(1,987)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(26,265)
Net gain (loss)			(28,252)

Increase (decrease) in net assets from operations			$100,862

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$129,114	$103,895
Net realized gain (loss)		(1,987)	(8,065)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(26,265)	(38,160)

Increase (decrease) in net assets from operations		100,862	57,670

Contract owner transactions:
Proceeds from units sold		472,608	221,369
Cost of units redeemed		(166,780)	(153,398)
Account charges		(94,250)	(91,098)
Increase (decrease)		211,578	(23,127)
Net increase (decrease)		312,440	34,543
Net assets, beginning		2,170,295	2,135,752
Net assets, ending		$2,482,735	$2,170,295

Units sold		38,824	19,866
Units redeemed		(21,541)	(21,873)
Net increase (decrease)		17,283	(2,007)
Units outstanding, beginning		180,733	182,740
Units outstanding, ending		198,016	180,733

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,744,414
Cost of units redeemed/account charges			(5,751,730)
Net investment income (loss)			1,881,036
Net realized gain (loss)			(328,809)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(62,176)
Net assets			$2,482,735

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$12.54	198	$2,483	N/A	4.4%
12/31/2020	12.01	181	2,170	N/A	2.7%
12/31/2019	11.69	183	2,136	N/A	15.1%
12/31/2018	10.15	106	1,073	N/A	-3.3%
12/31/2017	10.50	111	1,161	N/A	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.5%
2020	4.8%
2019	6.2%
2018	5.7%
2017	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Index 500 Portfolio Initial Class - 02-225

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,715,245	$5,563,822	31,427
Receivables: investments sold	1,393
Payables: investments purchased	-
Net assets	$14,716,638

	Net Assets	Units Outstanding	Accumulation Unit Value
	$14,716,638	452,746	$32.51

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$168,527
Net investment income (loss)			168,527

Gain (loss) on investments:
Net realized gain (loss)			447,194
Realized gain distributions			96,944
Net change in unrealized appreciation (depreciation)			2,617,045
Net gain (loss)			3,161,183

Increase (decrease) in net assets from operations			$3,329,710

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$168,527	$186,444
Net realized gain (loss)		447,194	636,707
Realized gain distributions		96,944	35,667
Net change in unrealized appreciation (depreciation)		2,617,045	1,040,405

Increase (decrease) in net assets from operations		3,329,710	1,899,223

Contract owner transactions:
Proceeds from units sold		417,749	413,237
Cost of units redeemed		(599,745)	(1,089,221)
Account charges		(353,459)	(343,097)
Increase (decrease)		(535,455)	(1,019,081)
Net increase (decrease)		2,794,255	880,142
Net assets, beginning		11,922,383	11,042,241
Net assets, ending		$14,716,638	$11,922,383

Units sold		14,539	20,533
Units redeemed		(33,388)	(65,384)
Net increase (decrease)		(18,849)	(44,851)
Units outstanding, beginning		471,595	516,446
Units outstanding, ending		452,746	471,595

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$48,636,865
Cost of units redeemed/account charges			(53,903,055)
Net investment income (loss)			4,216,779
Net realized gain (loss)			5,100,335
Realized gain distributions			1,514,291
Net change in unrealized appreciation (depreciation)			9,151,423
Net assets			$14,716,638

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$32.51	453	$14,717	N/A	28.6%
12/31/2020	25.28	472	11,922	N/A	18.2%
12/31/2019	21.38	516	11,042	N/A	31.4%
12/31/2018	16.28	558	9,086	N/A	-4.5%
12/31/2017	17.04	619	10,551	N/A	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.6%
2019	2.0%
2018	1.9%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Government Money Market Portfolio Initial Class - 02-250

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$684,312	$692,636	684,298
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$684,298

	Net Assets	Units Outstanding	Accumulation Unit Value
	$684,298	438,029	$1.56

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$72
Net investment income (loss)			72

Gain (loss) on investments:
Net realized gain (loss)			(1,491)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,493
Net gain (loss)			2

Increase (decrease) in net assets from operations			$74

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$72	$2,269
Net realized gain (loss)		(1,491)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,493	(1)

Increase (decrease) in net assets from operations		74	2,268

Contract owner transactions:
Proceeds from units sold		34,212	337,955
Cost of units redeemed		(133,177)	(175,133)
Account charges		(26,613)	(28,749)
Increase (decrease)		(125,578)	134,073
Net increase (decrease)		(125,504)	136,341
Net assets, beginning		809,802	673,461
Net assets, ending		$684,298	$809,802

Units sold		31,973	225,992
Units redeemed		(112,330)	(140,080)
Net increase (decrease)		(80,357)	85,912
Units outstanding, beginning		518,386	432,474
Units outstanding, ending		438,029	518,386

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,793,227
Cost of units redeemed/account charges			(20,595,212)
Net investment income (loss)			485,444
Net realized gain (loss)			8,324
Realized gain distributions			839
Net change in unrealized appreciation (depreciation)			(8,324)
Net assets			$684,298

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$1.56	438	$684	N/A	0.0%
12/31/2020	1.56	518	810	N/A	0.3%
12/31/2019	1.56	432	673	N/A	2.0%
12/31/2018	1.53	449	686	N/A	1.7%
12/31/2017	1.50	490	736	N/A	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.3%
2019	2.0%
2018	1.6%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 02-220

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,048,450	$1,364,107	69,955
Receivables: investments sold	-
Payables: investments purchased	(148)
Net assets	$2,048,302

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,048,302	117,440	$17.44

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,198
Net investment income (loss)			10,198

Gain (loss) on investments:
Net realized gain (loss)			62,414
Realized gain distributions			142,925
Net change in unrealized appreciation (depreciation)			125,052
Net gain (loss)			330,391

Increase (decrease) in net assets from operations			$340,589

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,198	$6,889
Net realized gain (loss)		62,414	47,673
Realized gain distributions		142,925	7,127
Net change in unrealized appreciation (depreciation)		125,052	173,482

Increase (decrease) in net assets from operations		340,589	235,171

Contract owner transactions:
Proceeds from units sold		158,564	102,029
Cost of units redeemed		(138,813)	(166,524)
Account charges		(72,913)	(69,611)
Increase (decrease)		(53,162)	(134,106)
Net increase (decrease)		287,427	101,065
Net assets, beginning		1,760,875	1,659,810
Net assets, ending		$2,048,302	$1,760,875

Units sold		10,242	8,830
Units redeemed		(13,650)	(19,680)
Net increase (decrease)		(3,408)	(10,850)
Units outstanding, beginning		120,848	131,698
Units outstanding, ending		117,440	120,848

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$28,946,740
Cost of units redeemed/account charges			(29,174,410)
Net investment income (loss)			725,304
Net realized gain (loss)			(331,013)
Realized gain distributions			1,197,338
Net change in unrealized appreciation (depreciation)			684,343
Net assets			$2,048,302

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.44	117	$2,048	N/A	19.7%
12/31/2020	14.57	121	1,761	N/A	15.6%
12/31/2019	12.60	132	1,660	N/A	27.8%
12/31/2018	9.86	138	1,359	N/A	-14.8%
12/31/2017	11.58	155	1,799	N/A	30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.4%
2019	1.8%
2018	1.6%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$102,610	$89,807	2,604
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$102,610

	Net Assets	Units Outstanding	Accumulation Unit Value
	$102,610	4,057	$25.30

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$350
Net investment income (loss)			350

Gain (loss) on investments:
Net realized gain (loss)			853
Realized gain distributions			15,937
Net change in unrealized appreciation (depreciation)			2,834
Net gain (loss)			19,624

Increase (decrease) in net assets from operations			$19,974

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$350	$571
Net realized gain (loss)		853	6,462
Realized gain distributions		15,937	-
Net change in unrealized appreciation (depreciation)		2,834	15,343

Increase (decrease) in net assets from operations		19,974	22,376

Contract owner transactions:
Proceeds from units sold		7,661	3,185
Cost of units redeemed		(286)	(102,115)
Account charges		(3,513)	(5,287)
Increase (decrease)		3,862	(104,217)
Net increase (decrease)		23,836	(81,841)
Net assets, beginning		78,774	160,615
Net assets, ending		$102,610	$78,774

Units sold		318	213
Units redeemed		(163)	(5,689)
Net increase (decrease)		155	(5,476)
Units outstanding, beginning		3,902	9,378
Units outstanding, ending		4,057	3,902

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,983,583
Cost of units redeemed/account charges			(3,028,723)
Net investment income (loss)			18,701
Net realized gain (loss)			728,303
Realized gain distributions			387,943
Net change in unrealized appreciation (depreciation)			12,803
Net assets			$102,610

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$25.30	4	$103	N/A	25.3%
12/31/2020	20.19	4	79	N/A	17.9%
12/31/2019	17.13	9	161	N/A	23.2%
12/31/2018	13.90	9	130	N/A	-14.8%
12/31/2017	16.31	10	157	N/A	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.5%
2019	0.7%
2018	0.4%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 02-230

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,048,438	$1,782,232	111,746
Receivables: investments sold	-
Payables: investments purchased	(123)
Net assets	$2,048,315

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,048,315	108,953	$18.80

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$32,479
Net investment income (loss)			32,479

Gain (loss) on investments:
Net realized gain (loss)			35,981
Realized gain distributions			11,155
Net change in unrealized appreciation (depreciation)			85,454
Net gain (loss)			132,590

Increase (decrease) in net assets from operations			$165,069

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,479	$19,244
Net realized gain (loss)		35,981	4,620
Realized gain distributions		11,155	16,848
Net change in unrealized appreciation (depreciation)		85,454	141,895

Increase (decrease) in net assets from operations		165,069	182,607

Contract owner transactions:
Proceeds from units sold		729,109	60,737
Cost of units redeemed		(158,505)	(64,119)
Account charges		(87,528)	(80,860)
Increase (decrease)		483,076	(84,242)
Net increase (decrease)		648,145	98,365
Net assets, beginning		1,400,170	1,301,805
Net assets, ending		$2,048,315	$1,400,170

Units sold		40,794	4,062
Units redeemed		(13,705)	(9,630)
Net increase (decrease)		27,089	(5,568)
Units outstanding, beginning		81,864	87,432
Units outstanding, ending		108,953	81,864

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,400,816
Cost of units redeemed/account charges			(11,390,513)
Net investment income (loss)			971,980
Net realized gain (loss)			(69,786)
Realized gain distributions			869,612
Net change in unrealized appreciation (depreciation)			266,206
Net assets			$2,048,315

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$18.80	109	$2,048	N/A	9.9%
12/31/2020	17.10	82	1,400	N/A	14.9%
12/31/2019	14.89	87	1,302	N/A	18.2%
12/31/2018	12.59	100	1,261	N/A	-5.3%
12/31/2017	13.30	105	1,403	N/A	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.4%
2019	1.7%
2018	1.7%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 02-245

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,495,366	$8,721,755	266,697
Receivables: investments sold	-
Payables: investments purchased	(359)
Net assets	$14,495,007

	Net Assets	Units Outstanding	Accumulation Unit Value
	$14,495,007	289,475	$50.07

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,380
Net investment income (loss)			8,380

Gain (loss) on investments:
Net realized gain (loss)			502,348
Realized gain distributions			1,673,317
Net change in unrealized appreciation (depreciation)			1,088,149
Net gain (loss)			3,263,814

Increase (decrease) in net assets from operations			$3,272,194

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,380	$27,030
Net realized gain (loss)		502,348	316,467
Realized gain distributions		1,673,317	55,716
Net change in unrealized appreciation (depreciation)		1,088,149	2,583,157

Increase (decrease) in net assets from operations		3,272,194	2,982,370

Contract owner transactions:
Proceeds from units sold		323,832	349,420
Cost of units redeemed		(925,683)	(873,829)
Account charges		(468,475)	(450,259)
Increase (decrease)		(1,070,326)	(974,668)
Net increase (decrease)		2,201,868	2,007,702
Net assets, beginning		12,293,139	10,285,437
Net assets, ending		$14,495,007	$12,293,139

Units sold		7,889	11,107
Units redeemed		(32,251)	(40,112)
Net increase (decrease)		(24,362)	(29,005)
Units outstanding, beginning		313,837	342,842
Units outstanding, ending		289,475	313,837

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$37,710,899
Cost of units redeemed/account charges			(43,955,047)
Net investment income (loss)			1,739,179
Net realized gain (loss)			2,669,343
Realized gain distributions			10,557,022
Net change in unrealized appreciation (depreciation)			5,773,611
Net assets			$14,495,007

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$50.07	289	$14,495	N/A	27.8%
12/31/2020	39.17	314	12,293	N/A	30.6%
12/31/2019	30.00	343	10,285	N/A	31.6%
12/31/2018	22.80	370	8,445	N/A	-6.4%
12/31/2017	24.35	434	10,569	N/A	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.2%
2019	0.5%
2018	0.7%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 02-205

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,345,185	$2,773,548	127,922
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$3,345,182

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,345,182	137,812	$24.27

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$60,753
Net investment income (loss)			60,753

Gain (loss) on investments:
Net realized gain (loss)			97,660
Realized gain distributions			356,647
Net change in unrealized appreciation (depreciation)			197,950
Net gain (loss)			652,257

Increase (decrease) in net assets from operations			$713,010

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$60,753	$49,146
	Net realized gain (loss)	97,660	1,629
	Realized gain distributions	356,647	120,817
	Net change in unrealized appreciation (depreciation)	197,950	13,502

	Increase (decrease) in net assets from operations	713,010	185,094

	Contract owner transactions:
	Proceeds from units sold	78,403	179,557
	Cost of units redeemed	(349,550)	(142,869)
	Account charges	(119,033)	(104,408)
	Increase (decrease)	(390,180)	(67,720)
	Net increase (decrease)	322,830	117,374
	Net assets, beginning	3,022,352	2,904,978
	Net assets, ending	$3,345,182	$3,022,352

	Units sold	5,727	11,104
	Units redeemed	(23,422)	(15,071)
	Net increase (decrease)	(17,695)	(3,967)
	Units outstanding, beginning	155,507	159,474
	Units outstanding, ending	137,812	155,507

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$16,574,688
Cost of units redeemed/account charges			(17,201,453)
Net investment income (loss)			1,617,764
Net realized gain (loss)			(1,307,813)
Realized gain distributions			3,090,359
Net change in unrealized appreciation (depreciation)			571,637
Net assets			$3,345,182

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$24.27	138	$3,345	N/A	24.9%
12/31/2020	19.44	156	3,022	N/A	6.7%
12/31/2019	18.22	159	2,905	N/A	27.4%
12/31/2018	14.29	168	2,406	N/A	-8.3%
12/31/2017	15.59	186	2,897	N/A	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.7%
2019	2.1%
2018	2.3%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Franklin Small Cap Value VIP Fund 1 Class - 02-906

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,423,184	$3,364,297	185,722
Receivables: investments sold	-
Payables: investments purchased	(326)
Net assets	$3,422,858

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,422,858	198,176	$17.27

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$37,269
Net investment income (loss)			37,269

Gain (loss) on investments:
Net realized gain (loss)			5,604
Realized gain distributions			83,121
Net change in unrealized appreciation (depreciation)			262,858
Net gain (loss)			351,583

Increase (decrease) in net assets from operations			$388,852

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37,269	$21,833
Net realized gain (loss)		5,604	(48,778)
Realized gain distributions		83,121	78,238
Net change in unrealized appreciation (depreciation)		262,858	27,136

Increase (decrease) in net assets from operations		388,852	78,429

Contract owner transactions:
Proceeds from units sold		1,758,699	137,088
Cost of units redeemed		(181,215)	(108,824)
Account charges		(95,772)	(53,812)
Increase (decrease)		1,481,712	(25,548)
Net increase (decrease)		1,870,564	52,881
Net assets, beginning		1,552,294	1,499,413
Net assets, ending		$3,422,858	$1,552,294

Units sold		102,547	13,630
Units redeemed		(17,316)	(15,681)
Net increase (decrease)		85,231	(2,051)
Units outstanding, beginning		112,945	114,996
Units outstanding, ending		198,176	112,945

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,583,270
Cost of units redeemed/account charges			(2,552,157)
Net investment income (loss)			148,517
Net realized gain (loss)			(57,294)
Realized gain distributions			1,241,635
Net change in unrealized appreciation (depreciation)			58,887
Net assets			$3,422,858

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.27	198	$3,423	N/A	25.7%
12/31/2020	13.74	113	1,552	N/A	5.4%
12/31/2019	13.04	115	1,499	N/A	26.7%
12/31/2018	10.29	114	1,176	N/A	-12.7%
12/31/2017	11.78	148	1,742	N/A	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.4%
2019	1.3%
2018	1.1%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Templeton Global Bond VIP Fund 1 Class - 02-907

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,929	$127,471	7,302
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$100,925

	Net Assets	Units Outstanding	Accumulation Unit Value
	$100,925	12,813	$7.88

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(3,904)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,043)
Net gain (loss)			(4,947)

Increase (decrease) in net assets from operations			$(4,947)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$10,622
	Net realized gain (loss)	(3,904)	(10,900)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(1,043)	(7,080)

	Increase (decrease) in net assets from operations	(4,947)	(7,358)

	Contract owner transactions:
	Proceeds from units sold	6,794	21,702
	Cost of units redeemed	(12,769)	(52,370)
	Account charges	(4,784)	(5,655)
	Increase (decrease)	(10,759)	(36,323)
	Net increase (decrease)	(15,706)	(43,681)
	Net assets, beginning	116,631	160,312
	Net assets, ending	$100,925	$116,631

	Units sold	845	2,618
	Units redeemed	(2,154)	(6,922)
	Net increase (decrease)	(1,309)	(4,304)
	Units outstanding, beginning	14,122	18,426
	Units outstanding, ending	12,813	14,122

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$727,574
Cost of units redeemed/account charges			(705,358)
Net investment income (loss)			125,984
Net realized gain (loss)			(29,850)
Realized gain distributions			9,117
Net change in unrealized appreciation (depreciation)			(26,542)
Net assets			$100,925

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.88	13	$101	N/A	-4.6%
12/31/2020	8.26	14	117	N/A	-5.1%
12/31/2019	8.70	18	160	N/A	2.3%
12/31/2018	8.51	19	158	N/A	2.2%
12/31/2017	8.32	20	163	N/A	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	7.7%
2019	7.2%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Franklin Allocation VIP Fund 1 Class - 02-908

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,265	$63,598	10,010
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$60,265

	Net Assets	Units Outstanding	Accumulation Unit Value
	$60,265	5,204	$11.58

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,159
Net investment income (loss)			1,159

Gain (loss) on investments:
Net realized gain (loss)			(664)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,127
Net gain (loss)			5,463

Increase (decrease) in net assets from operations			$6,622

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,159	$928
Net realized gain (loss)		(664)	(1,723)
Realized gain distributions		-	14,031
Net change in unrealized appreciation (depreciation)		6,127	(6,991)

Increase (decrease) in net assets from operations		6,622	6,245

Contract owner transactions:
Proceeds from units sold		2,824	2,783
Cost of units redeemed		(257)	(464)
Account charges		(6,453)	(6,337)
Increase (decrease)		(3,886)	(4,018)
Net increase (decrease)		2,736	2,227
Net assets, beginning		57,529	55,302
Net assets, ending		$60,265	$57,529

Units sold		257	301
Units redeemed		(608)	(736)
Net increase (decrease)		(351)	(435)
Units outstanding, beginning		5,555	5,990
Units outstanding, ending		5,204	5,555

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$186,894
Cost of units redeemed/account charges			(193,316)
Net investment income (loss)			29,885
Net realized gain (loss)			2,545
Realized gain distributions			37,590
Net change in unrealized appreciation (depreciation)			(3,333)
Net assets			$60,265

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$11.58	5	$60	N/A	11.8%
12/31/2020	10.36	6	58	N/A	12.2%
12/31/2019	9.23	6	55	N/A	20.0%
12/31/2018	7.69	6	48	N/A	-9.3%
12/31/2017	8.48	7	57	N/A	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	1.6%
2019	3.9%
2018	3.4%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Templeton Foreign VIP Fund 2 Class - 02-909

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,970	$45,776	3,235
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$43,970

	Net Assets	Units Outstanding	Accumulation Unit Value
	$43,970	4,473	$9.83

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$824
Net investment income (loss)			824

Gain (loss) on investments:
Net realized gain (loss)			(14)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			923
Net gain (loss)			909

Increase (decrease) in net assets from operations			$1,733

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$824	$1,228
Net realized gain (loss)		(14)	(3,809)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		923	(480)

Increase (decrease) in net assets from operations		1,733	(3,061)

Contract owner transactions:
Proceeds from units sold		2,396	2,972
Cost of units redeemed		(446)	(10,264)
Account charges		(1,730)	(1,947)
Increase (decrease)		220	(9,239)
Net increase (decrease)		1,953	(12,300)
Net assets, beginning		42,017	54,317
Net assets, ending		$43,970	$42,017

Units sold		236	380
Units redeemed		(215)	(1,616)
Net increase (decrease)		21	(1,236)
Units outstanding, beginning		4,452	5,688
Units outstanding, ending		4,473	4,452

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,489,874
Cost of units redeemed/account charges			(8,157,446)
Net investment income (loss)			569,708
Net realized gain (loss)			993,605
Realized gain distributions			150,035
Net change in unrealized appreciation (depreciation)			(1,806)
Net assets			$43,970

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.83	4	$44	N/A	4.2%
12/31/2020	9.44	4	42	N/A	-1.2%
12/31/2019	9.55	6	54	N/A	12.5%
12/31/2018	8.49	6	51	N/A	-15.4%
12/31/2017	10.04	350	3,512	N/A	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	2.5%
2019	1.7%
2018	0.1%
2017	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,968,815	$2,968,815	2,968,665
Receivables: investments sold	-
Payables: investments purchased	(150)
Net assets	$2,968,665

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,968,665	570,083	$5.21

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$203
Net investment income (loss)			203

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$203

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$203	$9,591
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		203	9,591

Contract owner transactions:
Proceeds from units sold		2,613,830	3,069,559
Cost of units redeemed		(3,146,619)	(2,727,806)
Account charges		(169,269)	(185,191)
Increase (decrease)		(702,058)	156,562
Net increase (decrease)		(701,855)	166,153
Net assets, beginning		3,670,520	3,504,367
Net assets, ending		$2,968,665	$3,670,520

Units sold		521,182	617,644
Units redeemed		(656,010)	(587,497)
Net increase (decrease)		(134,828)	30,147
Units outstanding, beginning		704,911	674,764
Units outstanding, ending		570,083	704,911

* Date of Fund Inception into Variable Account: 11 /19 /2015
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$19,676,272
Cost of units redeemed/account charges			(16,858,470)
Net investment income (loss)			150,863
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$2,968,665

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.21	570	$2,969	N/A	0.0%
12/31/2020	5.21	705	3,671	N/A	0.3%
12/31/2019	5.19	675	3,504	N/A	1.8%
12/31/2018	5.10	709	3,614	N/A	1.5%
12/31/2017	5.03	865	4,351	N/A	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.3%
2019	1.8%
2018	1.4%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 02-606

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,051,128	$2,034,029	56,834
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$4,051,155

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,051,155	226,431	$17.89

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$20,295
Net investment income (loss)			20,295

Gain (loss) on investments:
Net realized gain (loss)			193,219
Realized gain distributions			181,940
Net change in unrealized appreciation (depreciation)			251,907
Net gain (loss)			627,066

Increase (decrease) in net assets from operations			$647,361

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,295	$26,347
Net realized gain (loss)		193,219	98,356
Realized gain distributions		181,940	168,364
Net change in unrealized appreciation (depreciation)		251,907	338,763

Increase (decrease) in net assets from operations		647,361	631,830

Contract owner transactions:
Proceeds from units sold		146,171	155,812
Cost of units redeemed		(313,296)	(184,718)
Account charges		(162,138)	(144,175)
Increase (decrease)		(329,263)	(173,081)
Net increase (decrease)		318,098	458,749
Net assets, beginning		3,733,057	3,274,308
Net assets, ending		$4,051,155	$3,733,057

Units sold		9,158	12,837
Units redeemed		(29,123)	(25,912)
Net increase (decrease)		(19,965)	(13,075)
Units outstanding, beginning		246,396	259,471
Units outstanding, ending		226,431	246,396

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$18,225,601
Cost of units redeemed/account charges			(17,695,825)
Net investment income (loss)			840,992
Net realized gain (loss)			127,255
Realized gain distributions			536,033
Net change in unrealized appreciation (depreciation)			2,017,099
Net assets			$4,051,155

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.89	226	$4,051	N/A	18.1%
12/31/2020	15.15	246	3,733	N/A	20.1%
12/31/2019	12.62	259	3,274	N/A	29.0%
12/31/2018	9.78	278	2,718	N/A	-6.9%
12/31/2017	10.50	334	3,504	N/A	27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.8%
2019	1.0%
2018	1.1%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Overseas Portfolio Service Class - 02-609

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,857	$36,978	1,117
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$45,857

	Net Assets	Units Outstanding	Accumulation Unit Value
	$45,857	4,211	$10.89

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$433
Net investment income (loss)			433

Gain (loss) on investments:
Net realized gain (loss)			172
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,681
Net gain (loss)			3,853

Increase (decrease) in net assets from operations			$4,286

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$433	$213
Net realized gain (loss)		172	39
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,681	3,069

Increase (decrease) in net assets from operations		4,286	3,321

Contract owner transactions:
Proceeds from units sold		19,512	3,264
Cost of units redeemed		-	-
Account charges		(710)	(821)
Increase (decrease)		18,802	2,443
Net increase (decrease)		23,088	5,764
Net assets, beginning		22,769	17,005
Net assets, ending		$45,857	$22,769

Units sold		1,909	424
Units redeemed		(67)	(108)
Net increase (decrease)		1,842	316
Units outstanding, beginning		2,369	2,053
Units outstanding, ending		4,211	2,369

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$371,140
Cost of units redeemed/account charges			(318,916)
Net investment income (loss)			8,128
Net realized gain (loss)			(35,447)
Realized gain distributions			12,073
Net change in unrealized appreciation (depreciation)			8,879
Net assets			$45,857

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$10.89	4	$46	N/A	13.3%
12/31/2020	9.61	2	23	N/A	16.0%
12/31/2019	8.28	2	17	N/A	26.7%
12/31/2018	6.54	2	13	N/A	-15.1%
12/31/2017	7.70	2	16	N/A	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.1%
2019	1.9%
2018	1.9%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 02-259

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,490	$28,105	1,769
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$32,490

	Net Assets	Units Outstanding	Accumulation Unit Value
	$32,490	1,819	$17.86

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$93
Net investment income (loss)			93

Gain (loss) on investments:
Net realized gain (loss)			50
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,086
Net gain (loss)			5,136

Increase (decrease) in net assets from operations			$5,229

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$93	$267
Net realized gain (loss)		50	(1,044)
Realized gain distributions		-	539
Net change in unrealized appreciation (depreciation)		5,086	(636)

Increase (decrease) in net assets from operations		5,229	(874)

Contract owner transactions:
Proceeds from units sold		1,361	2,262
Cost of units redeemed		(184)	(3,927)
Account charges		(715)	(734)
Increase (decrease)		462	(2,399)
Net increase (decrease)		5,691	(3,273)
Net assets, beginning		26,799	30,072
Net assets, ending		$32,490	$26,799

Units sold		80	176
Units redeemed		(53)	(370)
Net increase (decrease)		27	(194)
Units outstanding, beginning		1,792	1,986
Units outstanding, ending		1,819	1,792

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$110,604
Cost of units redeemed/account charges			(100,961)
Net investment income (loss)			3,022
Net realized gain (loss)			(1,223)
Realized gain distributions			16,663
Net change in unrealized appreciation (depreciation)			4,385
Net assets			$32,490

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.86	2	$32	N/A	19.4%
12/31/2020	14.96	2	27	N/A	-1.2%
12/31/2019	15.14	2	30	N/A	30.0%
12/31/2018	11.64	2	23	N/A	-13.8%
12/31/2017	13.51	2	26	N/A	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.9%
2019	1.5%
2018	1.0%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Balanced Portfolio Service Class - 02-611

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,362,233	$5,974,563	176,210
Receivables: investments sold	1,573
Payables: investments purchased	-
Net assets	$9,363,806

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,363,806	972,689	$9.63

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$77,038
Net investment income (loss)			77,038

Gain (loss) on investments:
Net realized gain (loss)			182,935
Realized gain distributions			47,190
Net change in unrealized appreciation (depreciation)			1,074,002
Net gain (loss)			1,304,127

Increase (decrease) in net assets from operations			$1,381,165

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$77,038	$168,348
Net realized gain (loss)		182,935	254,504
Realized gain distributions		47,190	75,637
Net change in unrealized appreciation (depreciation)		1,074,002	576,236

Increase (decrease) in net assets from operations		1,381,165	1,074,725

Contract owner transactions:
Proceeds from units sold		200,779	176,027
Cost of units redeemed		(314,000)	(941,920)
Account charges		(289,736)	(291,233)
Increase (decrease)		(402,957)	(1,057,126)
Net increase (decrease)		978,208	17,599
Net assets, beginning		8,385,598	8,367,999
Net assets, ending		$9,363,806	$8,385,598

Units sold		36,732	26,937
Units redeemed		(82,407)	(167,367)
Net increase (decrease)		(45,675)	(140,430)
Units outstanding, beginning		1,018,364	1,158,794
Units outstanding, ending		972,689	1,018,364

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$8,720,418
Cost of units redeemed/account charges			(4,761,893)
Net investment income (loss)			697,965
Net realized gain (loss)			753,211
Realized gain distributions			566,435
Net change in unrealized appreciation (depreciation)			3,387,670
Net assets			$9,363,806

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.63	973	$9,364	N/A	16.9%
12/31/2020	8.23	1,018	8,386	N/A	14.0%
12/31/2019	7.22	1,159	8,368	N/A	22.3%
12/31/2018	5.91	1,270	7,502	N/A	0.4%
12/31/2017	5.88	1,420	8,349	N/A	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	2.0%
2019	1.7%
2018	1.9%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,154,750	$5,163,301	427,754
Receivables: investments sold	-
Payables: investments purchased	(303)
Net assets	$5,154,447

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,154,447	325,903	$15.82

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$140,980
Net investment income (loss)			140,980

Gain (loss) on investments:
Net realized gain (loss)			9,281
Realized gain distributions			102,144
Net change in unrealized appreciation (depreciation)			(276,911)
Net gain (loss)			(165,486)

Increase (decrease) in net assets from operations			$(24,506)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$140,980	$118,305
Net realized gain (loss)		9,281	24,433
Realized gain distributions		102,144	-
Net change in unrealized appreciation (depreciation)		(276,911)	267,086

Increase (decrease) in net assets from operations		(24,506)	409,824

Contract owner transactions:
Proceeds from units sold		1,527,019	193,333
Cost of units redeemed		(205,885)	(517,701)
Account charges		(174,829)	(167,526)
Increase (decrease)		1,146,305	(491,894)
Net increase (decrease)		1,121,799	(82,070)
Net assets, beginning		4,032,648	4,114,718
Net assets, ending		$5,154,447	$4,032,648

Units sold		97,648	12,938
Units redeemed		(24,427)	(45,107)
Net increase (decrease)		73,221	(32,169)
Units outstanding, beginning		252,682	284,851
Units outstanding, ending		325,903	252,682

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$26,468,600
Cost of units redeemed/account charges			(27,006,861)
Net investment income (loss)			4,716,723
Net realized gain (loss)			263,836
Realized gain distributions			720,700
Net change in unrealized appreciation (depreciation)			(8,551)
Net assets			$5,154,447

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$15.82	326	$5,154	N/A	-0.9%
12/31/2020	15.96	253	4,033	N/A	10.5%
12/31/2019	14.45	285	4,115	N/A	9.6%
12/31/2018	13.18	351	4,621	N/A	-1.0%
12/31/2017	13.32	352	4,683	N/A	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	2.9%
2019	3.1%
2018	3.2%
2017	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Forty Portfolio Institutional Class - 02-602

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$242,320	$179,713	3,924
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$242,320

	Net Assets	Units Outstanding	Accumulation Unit Value
	$242,320	9,545	$25.39

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,570
Net investment income (loss)			1,570

Gain (loss) on investments:
Net realized gain (loss)			32,728
Realized gain distributions			35,468
Net change in unrealized appreciation (depreciation)			(9,925)
Net gain (loss)			58,271

Increase (decrease) in net assets from operations			$59,841

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,570	$1,473
Net realized gain (loss)		32,728	3,793
Realized gain distributions		35,468	13,875
Net change in unrealized appreciation (depreciation)		(9,925)	52,919

Increase (decrease) in net assets from operations		59,841	72,060

Contract owner transactions:
Proceeds from units sold		44,890	75,328
Cost of units redeemed		(95,887)	(23,632)
Account charges		(9,268)	(9,464)
Increase (decrease)		(60,265)	42,232
Net increase (decrease)		(424)	114,292
Net assets, beginning		242,744	128,452
Net assets, ending		$242,320	$242,744

Units sold		2,189	5,040
Units redeemed		(4,395)	(1,957)
Net increase (decrease)		(2,206)	3,083
Units outstanding, beginning		11,751	8,668
Units outstanding, ending		9,545	11,751

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$297,106
Cost of units redeemed/account charges			(266,920)
Net investment income (loss)			6,186
Net realized gain (loss)			46,273
Realized gain distributions			97,068
Net change in unrealized appreciation (depreciation)			62,607
Net assets			$242,320

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$25.39	10	$242	N/A	22.9%
12/31/2020	20.66	12	243	N/A	39.4%
12/31/2019	14.82	9	128	N/A	37.2%
12/31/2018	10.80	9	95	N/A	2.0%
12/31/2017	10.59	8	84	N/A	30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.8%
2019	0.2%
2018	1.1%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$376,861	$261,765	10,462
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$376,861

	Net Assets	Units Outstanding	Accumulation Unit Value
	$376,861	11,293	$33.37

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			18,373
Realized gain distributions			43,626
Net change in unrealized appreciation (depreciation)			(15,977)
Net gain (loss)			46,022

Increase (decrease) in net assets from operations			$46,022

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		18,373	6,013
Realized gain distributions		43,626	16,756
Net change in unrealized appreciation (depreciation)		(15,977)	85,166

Increase (decrease) in net assets from operations		46,022	107,935

Contract owner transactions:
Proceeds from units sold		4,832	4,917
Cost of units redeemed		(38,775)	(32,782)
Account charges		(9,860)	(9,486)
Increase (decrease)		(43,803)	(37,351)
Net increase (decrease)		2,219	70,584
Net assets, beginning		374,642	304,058
Net assets, ending		$376,861	$374,642

Units sold		151	746
Units redeemed		(1,513)	(2,440)
Net increase (decrease)		(1,362)	(1,694)
Units outstanding, beginning		12,655	14,349
Units outstanding, ending		11,293	12,655

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$580,908
Cost of units redeemed/account charges			(539,857)
Net investment income (loss)			-
Net realized gain (loss)			70,749
Realized gain distributions			149,965
Net change in unrealized appreciation (depreciation)			115,096
Net assets			$376,861

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$33.37	11	$377	N/A	12.7%
12/31/2020	29.60	13	375	N/A	39.7%
12/31/2019	21.19	14	304	N/A	32.5%
12/31/2018	15.99	15	241	N/A	-6.6%
12/31/2017	17.12	16	276	N/A	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$537,508	$392,757	26,439
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$537,508

	Net Assets	Units Outstanding	Accumulation Unit Value
	$537,508	19,399	$27.71

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,083
Net investment income (loss)			3,083

Gain (loss) on investments:
Net realized gain (loss)			10,314
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			123,828
Net gain (loss)			134,142

Increase (decrease) in net assets from operations			$137,225

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,083	$4,372
Net realized gain (loss)		10,314	(4,930)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		123,828	(12,321)

Increase (decrease) in net assets from operations		137,225	(12,879)

Contract owner transactions:
Proceeds from units sold		28,372	22,811
Cost of units redeemed		(39,808)	(13,272)
Account charges		(15,397)	(12,023)
Increase (decrease)		(26,833)	(2,484)
Net increase (decrease)		110,392	(15,363)
Net assets, beginning		427,116	442,479
Net assets, ending		$537,508	$427,116

Units sold		1,132	1,410
Units redeemed		(2,203)	(1,591)
Net increase (decrease)		(1,071)	(181)
Units outstanding, beginning		20,470	20,651
Units outstanding, ending		19,399	20,470

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,052,488
Cost of units redeemed/account charges			(3,245,464)
Net investment income (loss)			67,119
Net realized gain (loss)			128,591
Realized gain distributions			390,023
Net change in unrealized appreciation (depreciation)			144,751
Net assets			$537,508

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$27.71	19	$538	N/A	32.8%
12/31/2020	20.87	20	427	N/A	-2.6%
12/31/2019	21.43	21	442	N/A	16.7%
12/31/2018	18.35	22	401	N/A	-15.3%
12/31/2017	21.66	23	491	N/A	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	1.0%
2019	0.7%
2018	0.7%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Neuberger Berman Short Duration Bond Portfolio I Class - 02-875

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$193,419	$199,554	18,456
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$193,419

	Net Assets	Units Outstanding	Accumulation Unit Value
	$193,419	28,008	$6.91

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,094
Net investment income (loss)			5,094

Gain (loss) on investments:
Net realized gain (loss)			(158)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,358)
Net gain (loss)			(3,516)

Increase (decrease) in net assets from operations			$1,578

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,094	$4,908
Net realized gain (loss)		(158)	(1,396)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,358)	3,705

Increase (decrease) in net assets from operations		1,578	7,217

Contract owner transactions:
Proceeds from units sold		6,437	21,078
Cost of units redeemed		(7,827)	(48,615)
Account charges		(14,258)	(14,259)
Increase (decrease)		(15,648)	(41,796)
Net increase (decrease)		(14,070)	(34,579)
Net assets, beginning		207,489	242,068
Net assets, ending		$193,419	$207,489

Units sold		932	3,189
Units redeemed		(3,192)	(9,454)
Net increase (decrease)		(2,260)	(6,265)
Units outstanding, beginning		30,268	36,533
Units outstanding, ending		28,008	30,268

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,470,232
Cost of units redeemed/account charges			(7,479,232)
Net investment income (loss)			372,151
Net realized gain (loss)			(163,597)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,135)
Net assets			$193,419

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.91	28	$193	N/A	0.7%
12/31/2020	6.86	30	207	N/A	3.5%
12/31/2019	6.63	37	242	N/A	3.7%
12/31/2018	6.39	32	203	N/A	1.0%
12/31/2017	6.33	34	214	N/A	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	2.2%
2019	2.2%
2018	1.5%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,443,289	$1,906,543	70,013
Receivables: investments sold	189
Payables: investments purchased	-
Net assets	$2,443,478

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,443,478	68,621	$35.61

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			65,070
Realized gain distributions			342,300
Net change in unrealized appreciation (depreciation)			(215,075)
Net gain (loss)			192,295

Increase (decrease) in net assets from operations			$192,295

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		65,070	30,422
Realized gain distributions		342,300	136,770
Net change in unrealized appreciation (depreciation)		(215,075)	528,799

Increase (decrease) in net assets from operations		192,295	695,991

Contract owner transactions:
Proceeds from units sold		62,148	153,637
Cost of units redeemed		(148,707)	(172,797)
Account charges		(77,760)	(70,157)
Increase (decrease)		(164,319)	(89,317)
Net increase (decrease)		27,976	606,674
Net assets, beginning		2,415,502	1,808,828
Net assets, ending		$2,443,478	$2,415,502

Units sold		2,281	6,984
Units redeemed		(6,969)	(10,076)
Net increase (decrease)		(4,688)	(3,092)
Units outstanding, beginning		73,309	76,401
Units outstanding, ending		68,621	73,309

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,075,617
Cost of units redeemed/account charges			(7,085,433)
Net investment income (loss)			80,776
Net realized gain (loss)			527,992
Realized gain distributions			2,307,780
Net change in unrealized appreciation (depreciation)			536,746
Net assets			$2,443,478

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$35.61	69	$2,443	N/A	8.1%
12/31/2020	32.95	73	2,416	N/A	39.2%
12/31/2019	23.68	76	1,809	N/A	33.1%
12/31/2018	17.79	83	1,469	N/A	-6.5%
12/31/2017	19.02	100	1,901	N/A	30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Equity Income VCT Portfolio II Class - 02-598

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,314	$69,744	3,443
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$67,314

	Net Assets	Units Outstanding	Accumulation Unit Value
	$67,314	2,754	$24.44

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$853
Net investment income (loss)			853

Gain (loss) on investments:
Net realized gain (loss)			(5,564)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,845
Net gain (loss)			13,281

Increase (decrease) in net assets from operations			$14,134

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$853	$1,235
Net realized gain (loss)		(5,564)	(623)
Realized gain distributions		-	1,983
Net change in unrealized appreciation (depreciation)		18,845	(2,193)

Increase (decrease) in net assets from operations		14,134	402

Contract owner transactions:
Proceeds from units sold		26,399	6,987
Cost of units redeemed		(30,173)	(236)
Account charges		(1,032)	(1,421)
Increase (decrease)		(4,806)	5,330
Net increase (decrease)		9,328	5,732
Net assets, beginning		57,986	52,254
Net assets, ending		$67,314	$57,986

Units sold		1,148	399
Units redeemed		(1,368)	(98)
Net increase (decrease)		(220)	301
Units outstanding, beginning		2,974	2,673
Units outstanding, ending		2,754	2,974

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$85,222
Cost of units redeemed/account charges			(51,218)
Net investment income (loss)			5,821
Net realized gain (loss)			(4,590)
Realized gain distributions			34,509
Net change in unrealized appreciation (depreciation)			(2,430)
Net assets			$67,314

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$24.44	3	$67	N/A	25.3%
12/31/2020	19.50	3	58	N/A	-0.3%
12/31/2019	19.55	3	52	N/A	25.2%
12/31/2018	15.61	3	42	N/A	-8.8%
12/31/2017	17.11	3	46	N/A	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	2.2%
2019	2.5%
2018	2.3%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Bond VCT Portfolio I Class - 02-CPG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,408,985	$2,356,424	213,749
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$2,408,956

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,408,956	391,111	$6.16

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$79,080
Net investment income (loss)			79,080

Gain (loss) on investments:
Net realized gain (loss)			148,174
Realized gain distributions			62,982
Net change in unrealized appreciation (depreciation)			(293,296)
Net gain (loss)			(82,140)

Increase (decrease) in net assets from operations			$(3,060)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$79,080	$149,823
Net realized gain (loss)		148,174	22,251
Realized gain distributions		62,982	-
Net change in unrealized appreciation (depreciation)		(293,296)	238,754

Increase (decrease) in net assets from operations		(3,060)	410,828

Contract owner transactions:
Proceeds from units sold		268,079	336,028
Cost of units redeemed		(2,667,879)	(610,283)
Account charges		(141,583)	(216,736)
Increase (decrease)		(2,541,383)	(490,991)
Net increase (decrease)		(2,544,443)	(80,163)
Net assets, beginning		4,953,399	5,033,562
Net assets, ending		$2,408,956	$4,953,399

Units sold		44,632	59,233
Units redeemed		(460,779)	(143,792)
Net increase (decrease)		(416,147)	(84,559)
Units outstanding, beginning		807,258	891,817
Units outstanding, ending		391,111	807,258

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,070,620
Cost of units redeemed/account charges			(5,651,292)
Net investment income (loss)			677,729
Net realized gain (loss)			165,828
Realized gain distributions			93,510
Net change in unrealized appreciation (depreciation)			52,561
Net assets			$2,408,956

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.16	391	$2,409	N/A	0.4%
12/31/2020	6.14	807	4,953	N/A	8.7%
12/31/2019	5.64	892	5,034	N/A	9.3%
12/31/2018	5.16	904	4,671	N/A	-0.8%
12/31/2017	5.21	908	4,728	N/A	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	3.0%
2019	3.3%
2018	3.3%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Equity Income VCT Portfolio I Class - 02-CPF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,836,292	$12,393,654	564,009
Receivables: investments sold	-
Payables: investments purchased	(1,666)
Net assets	$10,834,626

	Net Assets	Units Outstanding	Accumulation Unit Value
	$10,834,626	1,299,945	$8.33

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$147,357
Net investment income (loss)			147,357

Gain (loss) on investments:
Net realized gain (loss)			(182,783)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,193,696
Net gain (loss)			2,010,913

Increase (decrease) in net assets from operations			$2,158,270

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$147,357	$209,586
Net realized gain (loss)		(182,783)	(547,563)
Realized gain distributions		-	304,161
Net change in unrealized appreciation (depreciation)		2,193,696	(31,690)

Increase (decrease) in net assets from operations		2,158,270	(65,506)

Contract owner transactions:
Proceeds from units sold		1,137,395	490,867
Cost of units redeemed		(513,631)	(747,415)
Account charges		(351,842)	(321,242)
Increase (decrease)		271,922	(577,790)
Net increase (decrease)		2,430,192	(643,296)
Net assets, beginning		8,404,434	9,047,730
Net assets, ending		$10,834,626	$8,404,434

Units sold		151,222	89,247
Units redeemed		(118,777)	(185,675)
Net increase (decrease)		32,445	(96,428)
Units outstanding, beginning		1,267,500	1,363,928
Units outstanding, ending		1,299,945	1,267,500

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$11,397,259
Cost of units redeemed/account charges			(5,042,539)
Net investment income (loss)			976,369
Net realized gain (loss)			(1,150,326)
Realized gain distributions			6,211,225
Net change in unrealized appreciation (depreciation)			(1,557,362)
Net assets			$10,834,626

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.33	1,300	$10,835	N/A	25.7%
12/31/2020	6.63	1,268	8,404	N/A	0.0%
12/31/2019	6.63	1,364	9,048	N/A	25.6%
12/31/2018	5.28	1,439	7,604	N/A	-8.6%
12/31/2017	5.78	1,572	9,089	N/A	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	2.4%
2019	2.8%
2018	2.5%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Fund VCT Portfolio I Class - 02-596

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$693,658	$617,949	35,033
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$693,658

	Net Assets	Units Outstanding	Accumulation Unit Value
	$693,658	32,825	$21.13

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,040
Net investment income (loss)			2,040

Gain (loss) on investments:
Net realized gain (loss)			1,443
Realized gain distributions			49,966
Net change in unrealized appreciation (depreciation)			106,478
Net gain (loss)			157,887

Increase (decrease) in net assets from operations			$159,927

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,040	$5,082
Net realized gain (loss)		1,443	(29,577)
Realized gain distributions		49,966	56,581
Net change in unrealized appreciation (depreciation)		106,478	118,187

Increase (decrease) in net assets from operations		159,927	150,273

Contract owner transactions:
Proceeds from units sold		16,188	20,157
Cost of units redeemed		(124,533)	(164,110)
Account charges		(26,722)	(29,767)
Increase (decrease)		(135,067)	(173,720)
Net increase (decrease)		24,860	(23,447)
Net assets, beginning		668,798	692,245
Net assets, ending		$693,658	$668,798

Units sold		869	1,595
Units redeemed		(8,549)	(13,194)
Net increase (decrease)		(7,680)	(11,599)
Units outstanding, beginning		40,505	52,104
Units outstanding, ending		32,825	40,505

* Date of Fund Inception into Variable Account: 5 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,541,102
Cost of units redeemed/account charges			(15,228,487)
Net investment income (loss)			522,724
Net realized gain (loss)			129,410
Realized gain distributions			1,653,200
Net change in unrealized appreciation (depreciation)			75,709
Net assets			$693,658

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$21.13	33	$694	N/A	28.0%
12/31/2020	16.51	41	669	N/A	24.3%
12/31/2019	13.29	52	692	N/A	31.3%
12/31/2018	10.12	56	568	N/A	-1.5%
12/31/2017	10.27	72	736	N/A	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.7%
2019	1.0%
2018	1.1%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Royce Capital Small-Cap Portfolio Investor Class - 02-750

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,351	$133,894	15,552
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$146,351

	Net Assets	Units Outstanding	Accumulation Unit Value
	$146,351	11,445	$12.79

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,996
Net investment income (loss)			1,996

Gain (loss) on investments:
Net realized gain (loss)			563
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17,090
Net gain (loss)			17,653

Increase (decrease) in net assets from operations			$19,649

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,996	$451
Net realized gain (loss)		563	(2,430)
Realized gain distributions		-	820
Net change in unrealized appreciation (depreciation)		17,090	(3,109)

Increase (decrease) in net assets from operations		19,649	(4,268)

Contract owner transactions:
Proceeds from units sold		82,685	4,983
Cost of units redeemed		(1,523)	(4,178)
Account charges		(5,048)	(2,979)
Increase (decrease)		76,114	(2,174)
Net increase (decrease)		95,763	(6,442)
Net assets, beginning		50,588	57,030
Net assets, ending		$146,351	$50,588

Units sold		6,891	644
Units redeemed		(542)	(882)
Net increase (decrease)		6,349	(238)
Units outstanding, beginning		5,096	5,334
Units outstanding, ending		11,445	5,096

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$263,681
Cost of units redeemed/account charges			(178,951)
Net investment income (loss)			6,551
Net realized gain (loss)			(240)
Realized gain distributions			42,853
Net change in unrealized appreciation (depreciation)			12,457
Net assets			$146,351

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$12.79	11	$146	N/A	28.8%
12/31/2020	9.93	5	51	N/A	-7.2%
12/31/2019	10.69	5	57	N/A	18.7%
12/31/2018	9.01	6	54	N/A	-8.3%
12/31/2017	9.83	10	97	N/A	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.0%
2020	0.8%
2019	0.7%
2018	0.6%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Timothy Plan Strategic Growth Variable - 02-127

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$162,075	$129,926	12,250
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$162,067

	Net Assets	Units Outstanding	Accumulation Unit Value
	$162,067	13,769	$11.77

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,925
Net investment income (loss)			1,925

Gain (loss) on investments:
Net realized gain (loss)			20,224
Realized gain distributions			1,980
Net change in unrealized appreciation (depreciation)			2,941
Net gain (loss)			25,145

Increase (decrease) in net assets from operations			$27,070

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,925	$1,020
	Net realized gain (loss)	20,224	(9,073)
	Realized gain distributions	1,980	9,399
	Net change in unrealized appreciation (depreciation)	2,941	(6,364)

	Increase (decrease) in net assets from operations	27,070	(5,018)

	Contract owner transactions:
	Proceeds from units sold	51,303	41,119
	Cost of units redeemed	(121,954)	(122,863)
	Account charges	(8,626)	(8,195)
	Increase (decrease)	(79,277)	(89,939)
	Net increase (decrease)	(52,207)	(94,957)
	Net assets, beginning	214,274	309,231
	Net assets, ending	$162,067	$214,274

	Units sold	4,548	4,551
	Units redeemed	(11,261)	(16,341)
	Net increase (decrease)	(6,713)	(11,790)
	Units outstanding, beginning	20,482	32,272
	Units outstanding, ending	13,769	20,482

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,885,849
Cost of units redeemed/account charges			(1,870,017)
Net investment income (loss)			37,891
Net realized gain (loss)			(29,543)
Realized gain distributions			105,738
Net change in unrealized appreciation (depreciation)			32,149
Net assets			$162,067

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$11.77	14	$162	N/A	12.5%
12/31/2020	10.46	20	214	N/A	9.2%
12/31/2019	9.58	32	309	N/A	19.8%
12/31/2018	8.00	32	258	N/A	-11.9%
12/31/2017	9.08	33	298	N/A	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.4%
2019	0.8%
2018	1.1%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Timothy Plan Conservative Growth Variable - 02-126

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$435,856	$398,191	35,149
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$435,856

	Net Assets	Units Outstanding	Accumulation Unit Value
	$435,856	39,629	$11.00

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,055
Net investment income (loss)			4,055

Gain (loss) on investments:
Net realized gain (loss)			9,653
Realized gain distributions			3,261
Net change in unrealized appreciation (depreciation)			22,557
Net gain (loss)			35,471

Increase (decrease) in net assets from operations			$39,526

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,055	$3,397
Net realized gain (loss)		9,653	(1,877)
Realized gain distributions		3,261	17,071
Net change in unrealized appreciation (depreciation)		22,557	18,230

Increase (decrease) in net assets from operations		39,526	36,821

Contract owner transactions:
Proceeds from units sold		8,447	9,783
Cost of units redeemed		(100,532)	(10,364)
Account charges		(13,729)	(12,655)
Increase (decrease)		(105,814)	(13,236)
Net increase (decrease)		(66,288)	23,585
Net assets, beginning		502,144	478,559
Net assets, ending		$435,856	$502,144

Units sold		809	1,066
Units redeemed		(10,454)	(2,620)
Net increase (decrease)		(9,645)	(1,554)
Units outstanding, beginning		49,274	50,828
Units outstanding, ending		39,629	49,274

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$985,394
Cost of units redeemed/account charges			(807,075)
Net investment income (loss)			87,080
Net realized gain (loss)			(34,910)
Realized gain distributions			167,702
Net change in unrealized appreciation (depreciation)			37,665
Net assets			$435,856

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$11.00	40	$436	N/A	7.9%
12/31/2020	10.19	49	502	N/A	8.2%
12/31/2019	9.42	51	479	N/A	15.7%
12/31/2018	8.14	51	418	N/A	-8.8%
12/31/2017	8.92	52	461	N/A	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.7%
2019	1.2%
2018	1.1%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Total Bond Market Index Portfolio - 02-121

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,573,045	$9,335,419	783,339
Receivables: investments sold	-
Payables: investments purchased	(631)
Net assets	$9,572,414

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,572,414	1,005,977	$9.52

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$143,746
Net investment income (loss)			143,746

Gain (loss) on investments:
Net realized gain (loss)			29,173
Realized gain distributions			57,642
Net change in unrealized appreciation (depreciation)			(337,983)
Net gain (loss)			(251,168)

Increase (decrease) in net assets from operations			$(107,422)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$143,746	$173,554
Net realized gain (loss)		29,173	38,237
Realized gain distributions		57,642	-
Net change in unrealized appreciation (depreciation)		(337,983)	305,301

Increase (decrease) in net assets from operations		(107,422)	517,092

Contract owner transactions:
Proceeds from units sold		3,301,340	620,979
Cost of units redeemed		(528,438)	(551,935)
Account charges		(314,273)	(294,453)
Increase (decrease)		2,458,629	(225,409)
Net increase (decrease)		2,351,207	291,683
Net assets, beginning		7,221,207	6,929,524
Net assets, ending		$9,572,414	$7,221,207

Units sold		349,689	66,252
Units redeemed		(89,567)	(90,387)
Net increase (decrease)		260,122	(24,135)
Units outstanding, beginning		745,855	769,990
Units outstanding, ending		1,005,977	745,855

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$21,436,732
Cost of units redeemed/account charges			(13,964,256)
Net investment income (loss)			1,485,015
Net realized gain (loss)			167,526
Realized gain distributions			209,771
Net change in unrealized appreciation (depreciation)			237,626
Net assets			$9,572,414

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.52	1,006	$9,572	N/A	-1.7%
12/31/2020	9.68	746	7,221	N/A	7.6%
12/31/2019	9.00	770	6,930	N/A	8.7%
12/31/2018	8.28	878	7,272	N/A	-0.1%
12/31/2017	8.29	852	7,065	N/A	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.7%
2020	2.5%
2019	2.7%
2018	2.2%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Diversified Value Portfolio - 02-190

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128,392	$105,536	7,357
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$128,392

	Net Assets	Units Outstanding	Accumulation Unit Value
	$128,392	7,514	$17.09

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,261
Net investment income (loss)			1,261

Gain (loss) on investments:
Net realized gain (loss)			805
Realized gain distributions			1,734
Net change in unrealized appreciation (depreciation)			27,728
Net gain (loss)			30,267

Increase (decrease) in net assets from operations			$31,528

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,261	$2,994
Net realized gain (loss)		805	(7,747)
Realized gain distributions		1,734	19,369
Net change in unrealized appreciation (depreciation)		27,728	(3,965)

Increase (decrease) in net assets from operations		31,528	10,651

Contract owner transactions:
Proceeds from units sold		3,715	4,360
Cost of units redeemed		(22,165)	(10,888)
Account charges		(4,880)	(5,354)
Increase (decrease)		(23,330)	(11,882)
Net increase (decrease)		8,198	(1,231)
Net assets, beginning		120,194	121,425
Net assets, ending		$128,392	$120,194

Units sold		239	417
Units redeemed		(1,903)	(1,603)
Net increase (decrease)		(1,664)	(1,186)
Units outstanding, beginning		9,178	10,364
Units outstanding, ending		7,514	9,178

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,303,588
Cost of units redeemed/account charges			(4,962,438)
Net investment income (loss)			243,584
Net realized gain (loss)			1,339,770
Realized gain distributions			181,032
Net change in unrealized appreciation (depreciation)			22,856
Net assets			$128,392

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.09	8	$128	N/A	30.5%
12/31/2020	13.10	9	120	N/A	11.8%
12/31/2019	11.72	10	121	N/A	25.7%
12/31/2018	9.32	12	114	N/A	-9.1%
12/31/2017	10.26	13	130	N/A	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	2.5%
2019	3.1%
2018	2.6%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Mid-Cap Index Portfolio - 02-118

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,703,707	$2,472,072	125,626
Receivables: investments sold	-
Payables: investments purchased	(245)
Net assets	$3,703,462

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,703,462	127,828	$28.97

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$51,405
Net investment income (loss)			51,405

Gain (loss) on investments:
Net realized gain (loss)			440,391
Realized gain distributions			306,785
Net change in unrealized appreciation (depreciation)			96,717
Net gain (loss)			843,893

Increase (decrease) in net assets from operations			$895,298

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$51,405	$53,193
Net realized gain (loss)		440,391	29,167
Realized gain distributions		306,785	199,166
Net change in unrealized appreciation (depreciation)		96,717	335,688

Increase (decrease) in net assets from operations		895,298	617,214

Contract owner transactions:
Proceeds from units sold		90,112	266,505
Cost of units redeemed		(1,348,797)	(277,422)
Account charges		(146,761)	(151,806)
Increase (decrease)		(1,405,446)	(162,723)
Net increase (decrease)		(510,148)	454,491
Net assets, beginning		4,213,610	3,759,119
Net assets, ending		$3,703,462	$4,213,610

Units sold		3,643	13,664
Units redeemed		(56,673)	(23,315)
Net increase (decrease)		(53,030)	(9,651)
Units outstanding, beginning		180,858	190,509
Units outstanding, ending		127,828	180,858

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,554,859
Cost of units redeemed/account charges			(14,551,931)
Net investment income (loss)			522,420
Net realized gain (loss)			732,631
Realized gain distributions			2,213,848
Net change in unrealized appreciation (depreciation)			1,231,635
Net assets			$3,703,462

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$28.97	128	$3,703	N/A	24.4%
12/31/2020	23.30	181	4,214	N/A	18.1%
12/31/2019	19.73	191	3,759	N/A	30.9%
12/31/2018	15.08	214	3,227	N/A	-9.3%
12/31/2017	16.63	194	3,225	N/A	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.3%
2019	1.6%
2018	1.2%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Small Company Growth Portfolio - 02-119

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$445,451	$256,311	16,808
Receivables: investments sold	-
Payables: investments purchased	(30)
Net assets	$445,421

	Net Assets	Units Outstanding	Accumulation Unit Value
	$445,421	14,498	$30.72

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,716
Net investment income (loss)			1,716

Gain (loss) on investments:
Net realized gain (loss)			18,536
Realized gain distributions			21,965
Net change in unrealized appreciation (depreciation)			17,154
Net gain (loss)			57,655

Increase (decrease) in net assets from operations			$59,371

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,716	$13,227
Net realized gain (loss)		18,536	(293,113)
Realized gain distributions		21,965	191,152
Net change in unrealized appreciation (depreciation)		17,154	46,643

Increase (decrease) in net assets from operations		59,371	(42,091)

Contract owner transactions:
Proceeds from units sold		12,019	78,846
Cost of units redeemed		(33,456)	(1,740,005)
Account charges		(13,445)	(41,916)
Increase (decrease)		(34,882)	(1,703,075)
Net increase (decrease)		24,489	(1,745,166)
Net assets, beginning		420,932	2,166,098
Net assets, ending		$445,421	$420,932

Units sold		447	4,319
Units redeemed		(1,598)	(87,869)
Net increase (decrease)		(1,151)	(83,550)
Units outstanding, beginning		15,649	99,199
Units outstanding, ending		14,498	15,649

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$12,250,802
Cost of units redeemed/account charges			(12,990,222)
Net investment income (loss)			65,900
Net realized gain (loss)			(344,324)
Realized gain distributions			1,274,125
Net change in unrealized appreciation (depreciation)			189,140
Net assets			$445,421

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$30.72	14	$445	N/A	14.2%
12/31/2020	26.90	16	421	N/A	23.2%
12/31/2019	21.84	99	2,166	N/A	28.1%
12/31/2018	17.04	87	1,479	N/A	-7.3%
12/31/2017	18.38	103	1,886	N/A	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	1.0%
2019	0.5%
2018	0.5%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Alger Small Cap Growth Portfolio I-2 Class - 02-515

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,957,996	$3,216,541	106,084
Receivables: investments sold	-
Payables: investments purchased	(370)
Net assets	$2,957,626

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,957,626	140,976	$20.98

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			665,209
Realized gain distributions			972,877
Net change in unrealized appreciation (depreciation)			(1,833,143)
Net gain (loss)			(195,057)

Increase (decrease) in net assets from operations			$(195,057)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$43,100
Net realized gain (loss)		665,209	95,544
Realized gain distributions		972,877	289,163
Net change in unrealized appreciation (depreciation)		(1,833,143)	1,364,612

Increase (decrease) in net assets from operations		(195,057)	1,792,419

Contract owner transactions:
Proceeds from units sold		121,732	2,015,035
Cost of units redeemed		(2,010,126)	(290,561)
Account charges		(118,167)	(110,299)
Increase (decrease)		(2,006,561)	1,614,175
Net increase (decrease)		(2,201,618)	3,406,594
Net assets, beginning		5,159,244	1,752,650
Net assets, ending		$2,957,626	$5,159,244

Units sold		5,658	124,838
Units redeemed		(95,697)	(25,000)
Net increase (decrease)		(90,039)	99,838
Units outstanding, beginning		231,015	131,177
Units outstanding, ending		140,976	231,015

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$15,521,996
Cost of units redeemed/account charges			(17,339,879)
Net investment income (loss)			43,227
Net realized gain (loss)			1,681,450
Realized gain distributions			3,309,377
Net change in unrealized appreciation (depreciation)			(258,545)
Net assets			$2,957,626

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$20.98	141	$2,958	N/A	-6.1%
12/31/2020	22.33	231	5,159	N/A	67.2%
12/31/2019	13.36	131	1,753	N/A	29.3%
12/31/2018	10.33	137	1,415	N/A	1.4%
12/31/2017	10.18	152	1,549	N/A	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.2%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 02-500

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,742,225	$7,270,684	120,159
Receivables: investments sold	269
Payables: investments purchased	-
Net assets	$9,742,494

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,742,494	244,304	$39.88

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			505,804
Realized gain distributions			2,173,048
Net change in unrealized appreciation (depreciation)			(1,587,135)
Net gain (loss)			1,091,717

Increase (decrease) in net assets from operations			$1,091,717

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$13,494
Net realized gain (loss)		505,804	340,803
Realized gain distributions		2,173,048	1,206,497
Net change in unrealized appreciation (depreciation)		(1,587,135)	2,400,151

Increase (decrease) in net assets from operations		1,091,717	3,960,945

Contract owner transactions:
Proceeds from units sold		311,087	220,200
Cost of units redeemed		(795,704)	(776,953)
Account charges		(303,297)	(276,824)
Increase (decrease)		(787,914)	(833,577)
Net increase (decrease)		303,803	3,127,368
Net assets, beginning		9,438,691	6,311,323
Net assets, ending		$9,742,494	$9,438,691

Units sold		8,320	8,682
Units redeemed		(28,729)	(39,617)
Net increase (decrease)		(20,409)	(30,935)
Units outstanding, beginning		264,713	295,648
Units outstanding, ending		244,304	264,713

* Date of Fund Inception into Variable Account: 4 /30 /1998
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$26,944,253
Cost of units redeemed/account charges			(28,118,864)
Net investment income (loss)			1,873,424
Net realized gain (loss)			21,272
Realized gain distributions			6,550,868
Net change in unrealized appreciation (depreciation)			2,471,541
Net assets			$9,742,494

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$39.88	244	$9,742	N/A	11.8%
12/31/2020	35.66	265	9,439	N/A	67.0%
12/31/2019	21.35	296	6,311	N/A	27.4%
12/31/2018	16.75	313	5,248	N/A	2.2%
12/31/2017	16.39	360	5,899	N/A	28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.  Organization

The AUL American Individual Variable Life Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  The Variable Account commenced operations on April 30, 1998.  The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Fidelity	Pioneer
Alger	Franklin Templeton	Royce Capital
American Century	Goldman Sachs	T. Rowe Price
BNY Mellon	Invesco	Timothy Plan
Calvert	Janus	Vanguard
Columbia	Neuberger Berman

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2.  Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2021. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2021.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31 2021, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”).  The Report of Independent Auditors includes the subaccounts and periods that are audited.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 –  Unadjusted quoted prices in active markets for identical assets.

Level 2 –  Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –  Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS  (continued)

2.  Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of December 31, 2021, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$160,567,116	$-	$-	$160,567,116

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2021, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code.  Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts.  The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3.  Account Charges

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2021 and 2020, were $5,472,085 and $5,350,210, respectively. The account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Account charge deductions by policy are described as follows:

Modified Single Premium Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30 each year in which an individual policy’s account value does not exceed a specific amount, (6) in the event of surrender, a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration, and (7) monthly premium tax charges at an annual rate of 0.25% of the account value during the first 10 policy years.  The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS  (continued)

3.  Account Charges (continued)

Flexible Premium Adjustable Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $17.50 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium, and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15.  The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

American Accumulator Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $25 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) premium expense charge is 6% of each premium paid, and (5) in the event of a surrender in policy year one, a surrender charge percentage is assessed based on issue age. The surrender charge percentage is then graded down over the next nine policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

4.  Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021, by each subaccount, are shown below:

Fund Name	Purchases	Sales
AB VPS International Growth Portfolio A Class - 02-376	$306	$651
AB VPS International Value Portfolio A Class - 02-377	4,507	15,608
AB VPS Small Mid Cap Value Portfolio A Class - 02-378	107,254	5,160
Alger Large Cap Growth Portfolio I-2 Class - 02-500	311,087	1,099,001
Alger Small Cap Growth Portfolio I-2 Class - 02-515	121,732	2,128,293
American Century VP Capital Appreciation Fund I Class - 02-410	7,229	7,581
American Century VP Income & Growth Fund I Class - 02-425	198,915	1,340,924
American Century VP International Fund I Class - 02-420	491,763	1,100,249
American Century VP Mid Cap Value Fund II Class - 02-397	4,752	3,461
American Century VP Ultra Fund I Class - 02-122	6,346	108,489
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646	89,782	4,269
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650	95,624	101,976
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645	1,767	1,621
Calvert VP SRI Mid Cap Growth Portfolio - 02-520	4,129	11,764
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382	120,553	5,767
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384	5,285	373
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230	729,109	246,033
Fidelity VIP Contrafund Portfolio Initial Class - 02-245	323,832	1,394,158
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205	78,403	468,583
Fidelity VIP Freedom 2005 Portfolio Initial Class - 02-163	752	3,016
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162	1	259
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161	571	12,369
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159	8,080	9,232
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158	2,423	6,453
Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157	6,420	7,860
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164	74	205
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250	34,212	159,790
Fidelity VIP Growth Portfolio Initial Class - 02-210	220,290	1,059,141
Fidelity VIP High Income Portfolio Initial Class - 02-215	472,608	261,030
Fidelity VIP Index 500 Portfolio Initial Class - 02-225	417,749	953,204
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941	7,661	3,799
Fidelity VIP Overseas Portfolio Initial Class - 02-220	158,564	211,726
Franklin Allocation VIP Fund 1 Class - 02-908	2,824	6,710
Franklin Small Cap Value VIP Fund 1 Class - 02-906	1,758,699	276,987
Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK	2,613,830	3,315,888
Invesco V.I. Core Equity Fund Series II Class - 02-826	-	70
Invesco V.I. Diversified Dividend Fund Series I Class - 02-861	6,633	13,900
Invesco V.I. Global Real Estate Fund Series I Class - 02-825	52,031	2,962,941
Invesco V.I. Health Care Fund Series I Class - 02-815	44,448	156,912
Invesco V.I. High Yield Fund Series I Class - 02-830	4,965	6,901
Invesco V.I. International Growth Fund Series II Class - 02-827	4,649	2,439
Janus Henderson Balanced Portfolio Service Class - 02-611	200,779	603,736
Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607	1,527,019	380,714
Janus Henderson Forty Portfolio Institutional Class - 02-602	44,890	105,155
Janus Henderson Global Research Portfolio Institutional Class - 02-606	146,171	475,434
Janus Henderson Mid Cap Value Portfolio Service Class - 02-259	1,361	899
Janus Henderson Overseas Portfolio Service Class - 02-609	19,512	710

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866	$4,832	$48,635
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870	28,372	55,205
Neuberger Berman Short Duration Bond Portfolio I Class - 02-875	6,437	22,085
Pioneer Bond VCT Portfolio I Class - 02-CPG	268,079	2,809,462
Pioneer Equity Income VCT Portfolio I Class - 02-CPF	1,137,395	865,473
Pioneer Equity Income VCT Portfolio II Class - 02-598	26,399	31,205
Pioneer Fund VCT Portfolio I Class - 02-596	16,188	151,255
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597	62,148	226,467
Royce Capital Small-Cap Portfolio Investor Class - 02-750	82,685	6,571
T. Rowe Price Blue Chip Growth Portfolio - 02-124	1,961,997	827,485
T. Rowe Price Equity Income Portfolio - 02-580	242,252	712,788
T. Rowe Price Limited-Term Bond Portfolio - 02-585	50,778	178,162
T. Rowe Price Mid-Cap Growth Portfolio - 02-586	68,376	317,888
Templeton Foreign VIP Fund 2 Class - 02-909	2,396	2,176
Templeton Global Bond VIP Fund 1 Class - 02-907	6,794	17,553
Timothy Plan Conservative Growth Variable - 02-126	8,447	114,261
Timothy Plan Strategic Growth Variable - 02-127	51,303	130,580
Vanguard VIF Diversified Value Portfolio - 02-190	3,715	27,045
Vanguard VIF Mid-Cap Index Portfolio - 02-118	90,112	1,495,558
Vanguard VIF Small Company Growth Portfolio - 02-119	12,019	46,901
Vanguard VIF Total Bond Market Index Portfolio - 02-121	3,301,340	842,711
Total	$17,891,655	$27,970,907

5.  Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 22, 2022, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial

Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2021 and 2020

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2021 and 2020 and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204

T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•                  Exercise professional judgment and maintain professional skepticism throughout the audit.

•                  Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•                  Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•                  Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•                  Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories, and schedule of reinsurance disclosures (collectively, referred to as the “supplemental schedules”) of the Company as of December 31, 2021 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Indianapolis, IN

April 6, 2022

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2021 and 2020

(In thousands)

	2021	2020

Admitted assets
Bonds, at amortized cost (market value of $13,712,472 and $13,491,379)	$12,811,094	$12,168,892
Stocks
Preferred, at cost (market value of $2,130 and $2,220)	2,000	2,000
Common
Affiliated (cost of $967 and $964)	3,073	5,075
Unaffiliated (cost of $75,286 and $82,738)	76,370	83,784
Mortgage loans	2,479,820	2,408,067
Real estate	89,838	89,281
Other invested assets	370,888	260,778
Securities lending reinvested collateral	610,406	657,363
Derivatives	63,620	100,790
Contract loans	489,729	441,012
Cash and cash equivalents (market value of $72,329 and $200,906)	72,329	200,906
Total cash and invested assets	17,069,167	16,417,948
Other
Premiums deferred and uncollected	88,469	87,673
Reinsurance receivables	37,082	26,416
Investment income due and accrued	122,377	109,975
Federal income tax recoverable	12,462	7,688
Net deferred tax asset	87,666	69,474
Corporate owned life insurance	496,481	389,549
Other assets	24,382	48,655
Separate account assets	21,110,020	18,670,021
Total admitted assets	$39,048,106	$35,827,399

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2021 and 2020

(In thousands, except share amounts)

	2021	2020

Liabilities and surplus
Policy reserves
Life reserves	$2,952,686	$2,434,946
Annuity reserves	10,360,846	9,887,564
Accident and health reserves	243,518	221,154
Other reserves	74,894	83,514
	13,631,944	12,627,178
Policy and contract liabilities
Policy claims in process of settlement	84,012	75,892
Policy dividends payable	24,246	28,652
Deposit-type contracts	1,599,315	1,875,097
Other policy and contract liabilities	14,201	2,415
	1,721,774	1,982,056
General liabilities and other reserves
Accrued commissions and general expenses	163,150	161,018
Taxes, licenses and fees	6,198	6,536
Transfers from separate accounts, due or accrued	(5,930)	(3,959)
Asset valuation reserve	178,425	135,464
Interest maintenance reserve	47,099	4,062
Pension liability	12,803	16,785
Payable for securities lending	610,406	657,363
Derivatives	47,217	74,355
Other liabilities	153,989	173,454
Separate account liabilities	21,110,020	18,670,021
	22,323,377	19,895,099
Total liabilities	37,677,095	34,504,333

Common capital stock, $100 par value, authorized 50,000 shares;
issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Unassigned surplus (includes deferred gain on reinsurance transaction of
$4,491 and $9,145 in 2021 and 2020, respectively)	921,761	873,816
Total surplus	1,371,011	1,323,066
Total liabilities and surplus	$39,048,106	$35,827,399

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2021 and 2020

(In thousands)

	2021	2020

Premium and other income
Life and annuities	$4,840,961	$4,457,659
Accident and health	166,064	180,845
Net investment income	619,631	581,555
Amortization of interest maintenance reserve	3,610	1,638
Ceding commissions, expense allowances and reserve adjustments	52,790	43,524
Transfer of reserves under coinsurance assumed agreement	412,050	-
Ceding commission received under coinsurance assumed agreement	31,427	-
Other income	268,860	154,397
	6,395,393	5,419,617
Benefits and expenses
Death benefits	229,495	169,774
Accident and health and disability benefits	105,318	100,643
Annuity benefits	179,625	156,941
Surrender benefits and other fund withdrawals	4,448,602	3,654,907
Other benefits	94,941	54,107
Increase in policy reserves	1,016,048	1,095,274
Separate account transfers	(332,395)	(363,946)
General expenses	330,897	313,999
Commissions and service fees	192,918	183,948
Taxes, licenses and fees	30,296	28,322
Deferred gain under coinsurance assumed agreement	24,827	-
Other	(1,190)	(322)
	6,319,382	5,393,645
Net gain from operations before dividends to policyholders,
federal income taxes, and net realized capital gains (losses)	76,011	25,972

Dividends to policyholders	25,821	29,569
Federal income tax expense (benefit)	10,794	(5,913)
Net gain from operations before net realized
capital gains	39,396	2,316

Net realized capital gains (losses), net of federal income tax expense of ($2,322)
and $1,551, and net transfers of capital gains (losses) to the interest maintenance
reserve of $485 and $4,650, in 2021 and 2020, respectively	(575)	3,765
Net income	$38,821	$6,081

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2021 and 2020

(In thousands)

	2021	2020

Surplus, beginning of year	1,323,066	1,024,696

Net income	38,821	6,081
Change in unrealized gain	30,924	5,128
Change in net deferred income tax	18,441	16,254
Change in net unrealized gain (loss) on foreign exchange	2,172	(3,928)
Change in asset valuation reserve	(42,961)	(19,363)
Change in nonadmitted assets	(26,769)	(32,317)
Change in surplus as a result of reinsurance	17,488	(4,864)
Cumulative effect of changes in accounting principles	-	(2,951)
Surplus adjustment paid in	-	338,700
Change in pension liability	4,236	(4,409)
Dividends to shareholders	(6,000)	-
Prior period reserve adjustment	7,630	-
Prior period tax expense adjustment	3,963	-
Other	-	39
Surplus, end of year	1,371,011	1,323,066

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2021 and 2020

(In thousands)

	2021	2020

Cash from operations
Premiums and other policy considerations	$5,007,769	$4,632,545
Investment income	626,575	586,962
Other income	265,879	193,997
	5,900,223	5,413,504

Benefits and Separate Account transfers	4,717,761	3,757,652
Commissions and general expenses	529,223	527,345
Federal income taxes including ($1,837) and $1,551 for 2021
and 2020 on capital gains (losses)	11,615	(634)
Dividends to policyholders	30,489	29,496
	5,289,088	4,313,859
Net cash provided from operations	611,135	1,099,645

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	2,471,559	1,121,056
Stocks	7,452	-
Mortgage loans	275,713	303,131
Miscellaneous proceeds	143,128	123,805
	2,897,852	1,547,992

Cost of investments acquired
Bonds	2,636,150	2,637,001
Stocks	-	4,548
Mortgage loans	347,434	321,408
Real estate	7,034	283
Other invested assets	202,840	512,953
	3,193,458	3,476,193
Increase in contract loans	28,139	32,914
Net cash used from investments	(323,745)	(1,961,115)

Cash from financing and miscellaneous sources
Paid in surplus	-	338,700
Net deposits on deposit-type contracts	(287,101)	192,190
Dividends to shareholders	(6,000)	-
Other (uses) sources	(122,866)	360,990
Net cash provided (used) from financing and miscellaneous sources	(415,967)	891,880
Net change in cash	(128,577)	30,410
Cash and cash equivalents, beginning of year	200,906	170,496
Cash and cash equivalents, end of year	$72,329	$200,906

Supplemental disclosures for non-cash transactions:
Transfers of invested assets under coinsurance assumed agreement	492,199	-
Contribution to subsidiary	3,000	2,500
Capitalized interest	2,232	2,717

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-three percent of AUL’s direct premiums for the year ended December 31, 2021 were generated in six states: Indiana, California, Texas, Missouri, Pennsylvania, and Louisiana.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

Certain prior year amounts have been revised to conform to current period presentation. These changes have no impact on previously reported consolidated balance sheets or statements of operations, changes in surplus, or cash flows. Refer to Note 17 – Fair Value of Financial Instruments.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2021 and 2020 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2021	2020

Audited statutory net income, Indiana state basis		$38,821	$6,081
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	(4,092)	2,268
Statutory net income (loss), NAIC SAP		$42,913	$3,813

Audited statutory surplus, Indiana state basis		$1,371,011	$1,323,066
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	-	4,092
Statutory surplus, NAIC SAP		$1,371,011	$1,318,974

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

•	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

•	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

•	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

•	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at market value.

•	Certain assets designated as “non-admitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

•	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

•	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

•	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

•	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

•	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

•	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

•	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

Accounting Changes and Correction of Error

In 2021, the Company corrected an error related to an assumption used in certain Individual Variable Annuity reserve calculations. As a result of this error, prior year surplus and current federal income tax were understated by $7.6 million and $1.8 million, respectively, and reserves were overstated $9.4 million as of December 31, 2020. The error was corrected as a direct increase in surplus of $7.6 million, net of the current tax impact.

In 2021, the Company completed a detailed analysis of its current and deferred tax accounts. The Company determined that the current tax recoverable was understated by $4.0 million as a result of the incorrect settlement of prior period taxes with affiliated entities. The gross deferred tax asset was overstated by $4.9 million but since the majority of this asset was non-admitted there was no net impact on surplus. These errors were corrected by a direct increase to surplus of $4.0 million in 2021.

During 2020, the Company implemented the VM-21 change in valuation basis for principle-based reserves for variable annuities. This required reserve methodology change is treated as a change in accounting principle under SSAP 3. This change resulted in additional reserves of $3.7 million and resulted in a cumulative adjustment that decreased surplus by $3.0 million net of the current tax impact of $0.7 million.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses)”. The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2021, the cash surrender value in an investment vehicle is $496.5 million and is allocated into the following categories based on primary underlying investment characteristics: 11% bonds, 19% stocks, 2% mortgage loans, 3% cash and short-term investments, and 65% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $174.4 million and $154.9 million as of December 31, 2021 and 2020, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2021 and 2020 was $20.4 million and $16.6 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.25 percent to 11.25 percent.

The aggregate reserves established for life, health and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2.2 million and $2.9 million for the years ended December 31, 2021 and 2020, respectively. Future lease commitments are as follows: 2022, $1.0 million; 2023, $0.8 million; 2024, $0.6 million; 2025, $0.6 million; 2026, $0.6 million.

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $0 and $1.3 million as of December 31, 2021 and 2020, respectively. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2021, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2021, statutory surplus was $581.6 million and $52.4 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2021 and 2020 for such services were $73.2 million and $47.5 million, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $2,213.9 million and $2,217.5 million at December 31, 2021 and December 31, 2020, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made four of the seven contributions agreed to in the permitted practice, and a fifth payment is expected by the end of April 2022. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that the premiums are recorded. The Company recognized $4.6 million and $4.9 million of the deferred gain amortization in 2021 and 2020, respectively. The deferred gain balance was $4.5 million and $9.1 million at December 31, 2021 and 2020, respectively.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $0.9 million and 2.0 million in 2021 and 2020, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1.1 million in both 2021 and 2020. The Company made no capital contributions to OAS in 2021 or 2020. During 2021 and 2020, OAS paid a dividend of $6.0 million and $1.5 million, respectively, to AUL.

The Company earned fees of $1.1 million and $4.4 million in 2021 and 2020, respectively, from McCready & Keane Inc. management services agreement.

The Company earned fees of $0.4 million in both 2021 and 2020 from RMS. The Company made noncash capital contributions to RMS of $3.0 million and $2.5 million in 2021 and 2020, respectively. During 2021 and 2020, the Company recognized a realized impairment loss of $3.0 million and $1.6 million, respectively, on its investment in RMS.

During 2021 and 2020, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $23.6 million and $20.2 million, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $12.8 million and $10.4 million in 2021 and 2020, respectively. OAM also provides investment management services to AUL and fees for this service were $14.3 million and $12.6 million in 2021 and 2020, respectively.

In September 2020, OneAmerica issued $400 million 4.25% senior notes due in 2050. The proceeds are intended to be used for general corporate purposes, including deploying the majority of the net proceeds to AUL.

Intercompany services are settled monthly.

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2021	Value	Gains	Losses	Value

U.S. government bonds	$630,588	$38,686	$2,190	$667,084
All other government bonds	143,258	2,418	4,042	141,634
Special revenue and special assessment	496,384	45,134	992	540,526
Hybrid bonds	51,519	4,656	1,005	55,170
Industrial and miscellaneous	11,434,374	881,105	62,484	12,252,995
SVO identified funds	54,971	261	169	55,063
	$12,811,094	$972,260	$70,882	$13,712,472

				Estimated
	Admitted	Unrealized		Fair
2020	Value	Gains	Losses	Value

U.S. government bonds	$1,117,488	$78,309	$9,518	$1,186,279
All other government bonds	91,600	3,588	337	94,851
Special revenue and special assessment	552,575	71,783	-	624,358
Hybrid bonds	49,559	3,549	3,158	49,950
Industrial and miscellaneous	10,310,932	1,220,282	43,862	11,487,352
SVO identified funds	46,738	1,851	-	48,589
	$12,168,892	$1,379,362	$56,875	$13,491,379

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2021	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$79,175	$1,440	$6,625	$750	$85,800	$2,190
All other government bonds	54,717	1,391	35,782	2,651	90,499	4,042
Special revenue and assessment	65,403	992	-	-	65,403	992
Hybrid bonds	423	22	22,330	983	22,753	1,005
Industrial and miscellaneous	1,964,258	28,830	808,647	33,654	2,772,905	62,484
SVO identified funds	18,620	169	-	-	18,620	169
	$2,182,596	$32,844	$873,384	$38,038	$3,055,980	$70,882

	Less than		12 Months
	12 Months		or More		Total
2020	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$337,889	$9,335	$1,581	$183	$339,470	$9,518
All other government bonds	22,586	337	-	-	22,586	337
Hybrid bonds	11,895	458	17,749	2,700	29,644	3,158
Industrial and miscellaneous	918,595	28,056	737,507	15,806	1,656,102	43,862
	$1,290,965	$38,186	$756,837	$18,689	$2,047,802	$56,875

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported no bond impairments related to other-than-temporary declines in fair value in 2021 or 2020.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The admitted value and estimated fair value of bonds at December 31, 2021, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value

Due in one year or less	$260,579	$264,343
Due after one year through five years	1,922,959	2,052,463
Due after five years through ten years	2,670,659	2,809,474
Due after ten years	5,018,409	5,581,732
	9,872,606	10,708,012
Mortgage-backed securities	2,938,488	3,004,460
	$12,811,094	$13,712,472

Proceeds from sales of investments in bonds during 2021 and 2020 were $900.2 million and $280.8 million, respectively. Gross gains of $26.1 million and $5.0 million and gross losses of $26.4 million and $0.8 million were realized on those disposals in 2021 and 2020, respectively.

Securities sold, redeemed, liquidated or otherwise disposed as a result of a callable feature included 158 CUSIPS with a total of $11.3 million of investment income generated.

Loan-backed securities owned at December 31, 2021 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
Less than 12 Months	$7,157
12 Months or Longer	$6,087

The aggregate related fair value of securities with unrealized losses:
Less than 12 Months	$836,973
12 Months or Longer	$200,322

Total capital gains (losses) of $(0.2) million and $4.7 million before tax were transferred to IMR in 2021 and 2020, respectively.

At December 31, 2021 and 2020, the common stock unrealized appreciation of $3.2 million and $5.2 million, respectively, is comprised of $3.2 million and $5.2 million of unrealized gains and no unrealized losses, and has been reflected directly in surplus. In 2021, the Company did not have any stock impairments related to other-than-temporary declines in market values.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Net investment income consists of the following:

	2021	2020

Interest	$609,299	$589,473
Dividends	8,547	4,553
Rental Income	16,750	20,683
Other	27,919	10,519
Gross investment income	662,515	625,228

Less investment expenses	42,884	43,673
Net investment income	$619,631	$581,555

There was no non-admitted accrued investment income at December 31, 2021 or 2020. Net investment income includes $2.2 million and $2.7 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2021 and 2020, respectively.

At December 31, 2021 and 2020, investments in bonds with an admitted asset value of $3.5 million and $3.7 million respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $54.5 million and $85.6 million at December 31, 2021 and 2020, respectively. AUL had $266.7 million and $191.9 million outstanding commitments on its other invested assets portfolio as of December 31, 2021 and 2020, respectively.

AUL did not hold any structured notes at December 31, 2021 or 2020.

Reported values for subsidiary controlled and affiliated investments:

Description		Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS		$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS		3,073	-	3,073	6/30/2021	Sub-2	Y	5,236	N
MRO-A		862	862	-	N/A	N/A	N/A	N/A	N/A
	Total	$3,935	$862	$3,073

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2021, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 31 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2021		2020
	Amount	% of Total	Amount	% of Total

Apartments	$616,649	24.9%	$557,111	23.1%
Industrial/warehouse	656,957	26.5%	637,134	26.5%
Medical office	55,721	2.2%	64,309	2.7%
Office	255,874	10.3%	258,018	10.7%
Retail	865,847	34.9%	847,718	35.2%
Other	28,772	1.2%	43,777	1.8%
Subtotal gross mortgage loans	2,479,820	100.0%	2,408,067	100.0%
Valuation allowance	-		-
Balance, end of year	$2,479,820		$2,408,067

During 2021, the minimum and maximum lending rates for mortgage loans were 2.7 percent and 4.4 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 64.9 percent. As of December 31, 2021 and 2020, the Company held no mortgages with interest more than 30 days past due . The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2021 or 2020.

In response to the COVID-19 pandemic, loan modifications were provided on a good faith basis to borrowers who were current. All modification were in the form of waivers of scheduled principal payments for a period of four to six months. No interest payments were waived and no interest rates were modified. During 2020, the Company modified 48 loans. During 2021, 7 loans were repaid and, as of December 31, 2021, 41 modified loans remained totaling $238.9 million, or 9.6%, of carrying value of the commercial mortgage portfolio. The modification period has ended and all loans remained in good standing as of December 31, 2021. The modifications in 2020 were within the scope of the NAIC’s interpretation 20-03 adopted in April 2020, as amended in January 2021, and did not constitute troubled debt restructurings. This statutory accounting exception allows insurance reporting entities to address the mortgage loan modification or forbearance request without constituting a troubled debt restructuring, if certain criteria are met.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. We did not hold an allowance for losses of all mortgage loans for the years ended December 31, 2021 and 2020.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Impaired mortgage loans identified in management’s specific review of probable loan losses and the related allowance for losses at December 31, are as follows:

	2021		2020
	Unpaid Principal Balance	Related Allowance	Unpaid Principal Balance	Related Allowance

Apartments	$616,649	$-	$557,111	$-
Industrial/warehouse	656,957	-	637,134	-
Medical office	55,721	-	64,309	-
Office	255,874	-	258,018	-
Retail	865,847	-	847,718	-
Other	28,772	-	43,777	-
Balance, end of year	$2,479,820	$-	$2,408,067	$-

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2021	2020

CM1 - highest quality	$2,282,842	$2,300,576
CM2 - high quality	195,489	104,191
CM3 - medium quality	-	1,727
CM4 - low medium quality	1,489	1,554
CM5 - low quality	-	-

Subtotal - CM category	2,479,820	2,408,048

Residential - not categorized	-	19
Valuation adjustment	-	-

Total	$2,479,820	$2,408,067

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2021 or 2020. The Company did not restructure any mortgage loans in 2021 or 2020.

AUL had outstanding mortgage loan commitments of approximately $85.0 million and $62.8 million at December 31, 2021 and 2020, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2021, the fair value of derivative assets and liabilities were $64.8 million and $45.3 million, respectively. As of December 31, 2020, the fair value of derivative assets and liabilities were $101.0 million and $73.9 million, respectively. The change in unrealized gains and losses was $10.0 million and ($1.4) million, net gain (loss) recognized in 2021 and 2020, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $19.3 million and $26.4 million at December 31, 2021 and 2020, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $0 and $17.6 million at December 31, 2021 and 2020, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The notional amounts and the fair market value of derivative contracts at December 31, were as follows:

	2021		2020
	Notional	Fair Market Value	Notional	Fair Market Value
Purchased S&P 500 Call Options	$509,850	$63,620	$461,750	$80,972
Written S&P 500 Call Options	461,300	(44,595)	420,750	(62,716)
Credit Default Swaps	-	-	685,000	(7,085)
Credit Default Swaps Index	-	-	800,000	19,819
Foreign Currency Swaptions	68,471	742	68,471	(3,955)
U.S. Treasury Futures	-	-	-	-
Net Fair Market Value		$19,767		$27,035

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account
Restricted Asset Category	2021	2020	Change between years	Gross Admitted and Nonadmitted Restricted to Total Admitted Assets

Federal Home Loan Bank of Indianapolis (FHLBI) Capital Stock	$75,038	$82,490	$(7,452)	0.2%
On deposit with states	3,477	3,730	(253)	0.0%
Bonds held for the FHLBI collateral	163,871	600,122	(436,251)	0.4%
Bonds held for assumed reinsurance	117,242	123,353	(6,111)	0.3%
Mortgage loans held for the FHLBI collateral	2,223,893	2,180,340	43,553	5.7%
Collateral held under security lending agreement	610,406	657,363	(46,957)	1.6%
Total Restricted Assets	$3,193,927	$3,647,398	$(453,471)	8.2%

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

The Company held cash collateral at fair value in the amount of $610.4 million and $657.4 million as of December 31, 2021 and 2020, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Reinvested collateral assets as of December 31, 2021 are as follows:

	2021		2020
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$37	$34	$56	$53
30 Days or Less	175,305	175,307	180,264	180,267
31 to 60 Days	31,425	31,425	49,073	49,078
61 to 90 Days	65,317	65,321	21,773	21,778
91 to 120 Days	35,043	35,037	27,467	27,472
121 to 180 Days	88,454	88,446	100,507	100,526
181 to 365 Days	171,728	171,665	241,193	241,221
1 to 2 Years	43,097	43,060	37,030	37,043
2 to 3 Years	-	-	-	-
Greater than 3 Years	-	-	-	-
Subtotal	610,406	610,295	657,363	657,438
Securities Received	-	-	-	-
Total Collateral Reinvested	$610,406	$610,295	$657,363	$657,438

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge.

The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2021 as follows:

	2021	2020
Description of Collateral	Amortized Cost	Amortized Cost

Industrial and Miscellaneous Bonds	$26,959	$25,030
Certificates of Deposit	16,138	12,000
Total collateral extending beyond one
year from of the reporting date	$43,097	$37,030

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Transfers of financial assets accounted for as secured borrowings at December 31, 2021 and 2020 are as follows:

Assets:	2021	2020
Bonds	$105,251	$ 153,677
Cash, Cash Equivalents, and Short Term	505,155	503,686
Total Securities Lending Collateral	$610,406	$ 657,363

Liabilities:
Securities Lending Cash Collateral	$610,406	$ 657,363

The Company does not have any transfers of receivables with recourse.

5.  Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation, and consists of $14.6 million and $14.9 million for investment properties and $75.2 million and $74.4 million for the home office at December 31, 2021 and 2020, respectively. Depreciation expense on real estate amounted to $6.2 million and $6.5 million in 2021 and 2020, respectively.

Income from real estate for 2021 and 2020 includes $6.8 million and $6.6 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2021 or 2020.

6.  Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,236.0 million and $1,257.6 million as of December 31, 2021 and 2020, respectively. The amount of the related reserve was $8.1 million for both December 31, 2021 and 2020.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

These reserves consisted of the following at December 31:

	2021	2020
Life and accident and health reserves
Individual, group and credit life policies	$ 3,587,695	$ 3,131,851
Annuities and deposit administration funds	10,360,846	9,891,656
Accident and health and other reserves	1,753,445	1,693,377
Less reinsurance ceded	(2,070,042)	(2,089,706)
	$ 13,631,944	$ 12,627,178

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2021		2020
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$2,293,086	7.0%	$2,523,772	8.3%
At book value less surrender charges	487,162	1.5%	521,859	1.7%
At market value	20,755,889	63.0%	18,517,900	61.1%
	23,536,137	71.4%	21,563,531	71.1%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	4,731,435	14.4%	4,135,075	13.7%
Not subject to discretionary withdrawal	4,636,466	14.2%	4,587,791	15.2%

	$32,904,038	100.0%	$30,286,397	100.0%
Less reinsurance ceded	-		(4,092)

	$32,904,038		$30,282,305

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2021:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$22,351	$25,548	$-	$-	$-
Universal Life	90,299	90,603	93,679	-	-	-
Other Permanent Cash Value Life Insurance	-	2,247,321	2,799,388	-	-	-
Variable Universal Life	10,365	10,362	10,383	160,411	160,355	161,150

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	658,696	-	-	-
Accidental Death Benefits	-	-	173	-	-	-
Disability - Active Lives	-	-	10,845	-	-	-
Disability - Dasabled Lives	-	-	50,983	-	-	-
Miscellaneous Reserves	-	-	78,793	-	-	-

Total gross	$100,664	$2,370,637	$3,728,488	$160,411	$160,355	$161,150
Reinsurance Ceded	-	-	702,558	-	-	-
Total	$100,664	$2,370,637	$3,025,930	$160,411	$160,355	$161,150

Reconciliation of total life actuarial reserves at December 31, 2021
Life & Accident & Health Annual Statement	Amount
Life Insurance	$2,952,686
Accidental Death Benefits	172
Disability - Active Lives	4,787
Disability - Disabled Lives	43,093
Miscellaneous Reserves	25,192
Subtotal	$3,025,930
Separate Accounts Annual Statement
Life Insurance	$161,150
Accident and health	-
Miscellaneous reserves	-
Subtotal	$161,150
Combined Total	$3,187,080

7.  Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.  Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2021		2020
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$8,109	$15,474	$7,853	$15,085
Ordinary renewal	69,384	63,405	65,363	57,652
Group life	3,015	3,015	4,308	4,308
Group annuity	60	60	(266)	(266)
	$80,568	$81,954	$77,258	$76,779

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $7.0 million and $6.5 million at December 31, 2021 and 2020, respectively. This represented 2.3 percent and 2.0 percent of the total net premiums written for group life and health in 2021 and 2020, respectively.

8.  Separate Accounts

Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2021	2020
Product
Life insurance	$160,566	$148,101
Individual annuities	448,402	461,274
Group annuities	20,501,052	18,060,646
Total	$21,110,020	$18,670,021

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2021	2020

Transfers as reported in the statements of operations of the separate accounts:
Transfers to separate accounts	$3,152,428	$2,764,526
Transfers from separate accounts	3,484,823	3,128,473
Net separate account transfers as reported in the
statements of operations	$(332,395)	$(363,947)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2021	2020

Premiums, considerations or deposits	$3,152,428	$2,764,526
Reserves at December 31
For accounts with assets at
Market value	$20,917,752	$18,666,394
Amortized cost	186,338	-
Total reserves	$21,104,090	$18,666,394
By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current
surrender charge of 5% or more	-	-
At market value	20,917,752	18,666,394
At book value without market value adjustment and with current
surrender charge of less than 5%	186,338	-
	21,104,090	18,666,394
Not subject to discretionary withdrawal	-	-
Total	$21,104,090	$18,666,394

9.  Employees’ and Agents’ Benefit Plans

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2021	2020	2021	2020
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$74,681	$68,809
Service cost	-	-	1,505	1,294
Interest cost	-	-	1,415	1,953
Contribution by plan participants	-	-	1,424	1,442
Actuarial loss	-	-	(2,250)	6,103
Benefits paid	-	-	(4,873)	(4,919)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$71,902	$74,682

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

	Postretirement Benefits
	2021	2020
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,449	3,477
Plan participants' contributions	1,424	1,442
Benefits paid	(4,873)	(4,919)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$59,139	$57,942
Liability for pension benefits	12,763	16,739
Total liabilities recognized	$71,902	$74,681
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$1,505	$1,294
Interest cost	1,415	1,953
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	1,177	601
Prior service cost or credit	(168)	102
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$3,929	$3,950

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$(13,158)	$(8,788)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	(168)	102
Net gain and loss arising during the period	3,232	(5,073)
Net gain and loss recognized or transferred to parent	1,177	601
Items not yet recognized as a component of net periodic cost - current year	$(8,917)	$(13,158)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	197	365
Net recognized gains and (losses)	(9,114)	(13,523)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2021	2020

Discount rate	2.58%	3.35%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2021	2020

Discount rate	2.95%	2.58%
Rate of compensation increase	6.00%	6.00%

Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2021 rate of 6.25% until the ultimate rate of 5.00% is reached in 2026.

The Company expects to contribute $3.8 million to its other postretirement benefit plans in 2022.

OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs were $10.0 million and $16.3 million for 2021 and 2020, respectively. The Company has no legal obligation for benefits under this plan.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits

2022	$ 3,769
2023	3,792
2024	3,824
2025	3,808
2026	3,917
Years 2027-2031	22,999

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $4.0 million and $4.6 million for 2021 and 2020, respectively. As of December 31, 2021, the fair value of the plan assets was $493.3 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2021 plan year. The Company’s contribution to the plan was $1.7 million and $1.4 million in safe harbor matching contributions for 2021 and 2020, respectively. As of December 31, 2021, the fair market value of the plan assets was $49.9 million.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $7.9 million and $7.6 million for 2021 and 2020, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2021
	Ordinary	Capital	Total

Gross deferred tax assets	$179,143	$424	$179,567
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	179,143	424	179,567
Deferred tax asset nonadmitted	(43,310)	-	(43,310)
Subtotal net admitted deferred tax asset	135,833	424	136,257
Deferred tax liabilities	(48,591)	-	(48,591)
Net admitted deferred tax asset	$87,242	$424	$87,666

(Increase) Decrease in nonadmitted tax asset			$(245)

	2020
	Ordinary	Capital	Total

Gross deferred tax assets	$154,009	$5,413	$159,422
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	154,009	5,413	159,422
Deferred tax asset nonadmitted	(40,677)	(2,388)	(43,065)
Subtotal net admitted deferred tax asset	113,332	3,025	116,357
Deferred tax liabilities	(46,703)	(180)	(46,883)
Net admitted deferred tax asset	$66,629	$2,845	$69,474

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2021			2020
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -	$ -	$ 2,421	$ 2,421
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	87,242	424	87,666	67,053	-	67,053
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	87,242	424	87,666	67,053	-	67,053
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	221,074	-	-	187,754
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	48,591	-	48,591	46,280	604	46,884
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$ 135,833	$ 424	$ 136,257	$ 113,333	$ 3,025	$ 116,358
Ratio percentage used to determine recovery period and threshold			1085%			881%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$ 1,473,827			$ 1,403,321

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2021		2020		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$ 179,143	$ 424	$ 154,009	$ 5,413	$ 25,134	$ (4,989)
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	0.0%	100.0%	0.0%	0.0%	0.0%	100.0%
Net admitted adjusted gross DTAs	135,834	424	113,332	3,025	22,502	(2,601)
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.0%	100.0%	2.6%	0.0%	-2.6%	100.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

	2021	2020	Change

Gross deferred tax assets	$179,567	$159,418	$20,149
Deferred tax liabilities	(48,591)	(46,883)	(1,708)
Net deferred tax asset	130,976	112,535	18,441
Tax effect of unrealized gains	(450)	(3,391)	2,941
Net deferred income tax asset, excluding unrealized gains	$130,526	$109,144	$21,382

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2021	2020

Deferred tax assets
Policyholder reserves	$70,539	$57,232
Investments	152	2,073
Deferred acquisition costs	40,066	29,111
Policyholder dividend accrual	2,339	3,648
Fixed and amortizable assets	(2,028)	10,975
Compensation and benefits accrual	30,683	27,486
Pension accrual	2,689	-
Receivables nonadmitted	31,124	9,966
Other	3,579	13,518
Ordinary deferred tax assets	179,143	154,009
Nonadmitted deferred tax assets	(43,310)	(40,677)
Admitted ordinary deferred tax assets	$135,833	$113,332

Capital
Investments	424	5,413
Nonadmitted	-	(2,388)
Admitted deferred tax assets	$136,257	$116,357

Deferred tax liabilities
Investments	$10,407	$9,835
Fixed assets	14,972	12,434
Deferred and uncollected premium	16,437	15,370
Policyholder reserves	6,877	8,521
Other	(102)	543
Ordinary deferred tax liabilities	48,591	46,703
Capital - investments	-	180
Deferred tax liabilities	48,591	46,883

Net admitted deferred tax asset	$87,666	$69,474

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2021	2020

Tax expense at the federal statutory rate	$9,770	$1,102
Tax preferenced investment income	(30,240)	(13,046)
Nondeductible expenses	170	456
Change in interest maintenance reserve	(757)	(347)
Change in nonadmitted assets	(6,715)	(4,189)
Elimination of statutory ceding commission amortization and capitalization	4,567	(1,022)
Net assets transferred in conjunction with an affiliate reinsurance transaction	12,612	-
Provision to return adjustment	516	(31)
Change in pension liability	(978)	(916)
Other	(247)	(2,623)
	$(11,302)	$(20,616)

Federal and foreign income taxes incurred	$10,080	$(4,362)
Change in net deferred income taxes	(21,382)	(16,254)
Total statutory income tax benefit	$(11,302)	$(20,616)

Federal income tax-operating	$10,794	$(5,913)
Federal income tax-capital gains (losses)	(714)	1,551
Federal income tax incurred	$10,080	$(4,362)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2021	$18,860
2020	$3,828
2019	$2,652

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

A reconciliation of the beginning and ending liability for tax contingencies is as follows:

	2021	2020

Beginning of the year balance	$1,324	$1,445
Additions based on tax positions related to prior years	-	152
Deduction for Expiration of Federal Statute of Limitations	(1,324)	(273)
End of the year balance	$-	$1,324

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2017. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2021 and 2020, life reinsurance assumed was approximately 25 and 26 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 18 and 16 percent of gross life insurance premium income in 2021 and 2020, respectively. Premiums on accident and health reinsurance assumed were approximately 22 and 21 percent of gross accident and health premium income in both 2021 and 2020, respectively.

Effective July 1, 2021, Pioneer Mutual Life Insurance Company (“Pioneer”) entered into an agreement with the Company to cede all of Pioneer’s outstanding policies (with net policyholder liabilities of approximately $410.8 million) through a 100% indemnity coinsurance agreement. As a result of the transaction, the net gain (loss) from operations before tax was improved by $20.1 million and included the following items:

1.	Pioneer paid a ceding commission to the Company of $31.4 million.

2.	Pioneer transferred its existing interest maintenance reserve (“IMR”) balance of $0.5 million ($0.7 million pre-tax).

3.	The Company recorded no transaction expenses and purchase price adjustments as a result of the transaction.

4.	The Company deferred $24.8 million of the gain on the reinsurance transaction to be recognized over time.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

In addition, the following summarizes other impacts of the transaction.

1.	Pioneer transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $492.2 million. In accordance with the agreement, Pioneer transferred the realized capital gains created on the transaction of $60.1 million to the Company.

2.	The following summarizes the net settlement and the amounts transferred or accrued to the Company, subject to finalization of customary post-closing:

Statutory reserves as of July 1, 2021	$403,539
Realized capital gains on invested assets transferred	60,059
Existing IMR (pre-tax)	675
Ceding commission	31,427
Accrued interest on invested assets transferred	(3,234)
Total net settlement amount	492,466

Invested assets transferred at fair value	492,199
Cash transferred	267
Total net settlement amount	492,466

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2021	2020

Reinsurance ceded on ordinary life in force	$ 53,997,540	$ 57,316,394
Reinsurance ceded on group and credit life in force	4,026,879	4,087,721
Life reinsurance premiums ceded	158,643	143,386
Accident and health reinsurance premiums ceded	52,235	53,828
Reinsurance recoveries	312,561	292,322

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2021 and 2020 by $2,070.0 million and $2,089.7 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2021 and 2020 by $95.6 million and $87.4 million, respectively, for reinsurance ceded.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable.  Six reinsurers account for the majority of the Company’s December 31, 2021, ceded reserves for life and accident and health insurance.    Five of these reinsurers maintain A.M. Best ratings of A+, the remaining reinsurer was not rated by A.M. Best.  The last available rating for this reinsurer as of December 31, 2018 was B+. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica.  The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2021, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2021 or 2020.

The Company did not commute any material ceded reinsurance in 2021 or 2020.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2021 and 2020 was $225.6 million and $218.0 million, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2021 and 2020, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results or cash flows.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved paid in both 2021 and 2020. Total interest paid inception to date is $148.9 million.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2021 and 2020 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $136.6 million in 2022.

The Company paid a $6.0 million dividend to OneAmerica in 2021 and no dividend in 2020. The Company received a capital contribution of $338.7 million in 2020 from OneAmerica as part of proceeds from a senior note. The proceeds are intended to be used for general corporate purposes. The Company did not receive a capital contribution in 2021.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2021 is as follows:

Nonadmitted asset values	$(186,069)
Asset valuation reserve	$(178,425)
Net unrealized gain (losses)	$39,393
Reinsurance recoverables from unauthorized companies	$(47)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000,000 which matured in 2021. During 2021, the line of credit was renewed for an additional two years. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2021 or 2020.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2021 and 2020, the carrying value of the FHLBI Class B common stock was $75.0 million and $82.5 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding Agreements associated with the FHLBI totaled $1,351.5 million and $1,702.4 million of December 31, 2021 and 2020, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,352.3 million and $1,703.4 million at December 31, 2021 and 2020, respectively. Interest paid was $18.0 million and $27.6 million in 2021 and 2020, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,388.0 million and $2,869.9 million at December 31, 2021 and 2020, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,743.7 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $8.0 million at December 31, 2021.

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

•	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

•	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

•	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example the FHLBI stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2021	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$24	$-	$76,346	$76,370
Affiliate	-	-	-	-
Mutual funds	-	-	-	-
Total common stocks	24	-	76,346	76,370
Derivatives	-	63,620	-	63,620
Separate account assets *	21,110,020	-	-	21,110,020
Total Assets	$21,110,044	$63,620	$76,346	$21,250,010

Liabilities
Derivatives	$-	$44,595	$-	$44,595

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2020	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$16	$-	$83,768	$83,784
Affiliate	-	-	-	-
Derivatives	-	-	-	-
Total common stocks	16	-	83,768	83,784
Derivatives	-	100,790	-	100,790
Separate account assets *	18,670,021	-	-	18,670,021
Total Assets	$18,670,037	$100,790	$83,768	$18,854,595

Liabilities
Derivatives	$-	$69,800	$-	$69,800

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

Common Stocks
Industrial & misc
Beginning Balance at December 31, 2019	$79,290
Transfer into level 3	-
Transfer out of level 3	-
Total gains (losses) included in net income	-
Total gains (losses) included in surplus	(70)
Purchases (1)	4,548
Issuances	-
Sales (1)	-
Settlements	-
Ending Balance at December 31, 2020	$83,768
Transfer into level 3	-
Transfer out of level 3	-
Total gains (losses) included in net income	-
Total gains (losses) included in surplus	30
Purchases	-
Issuances	-
Sales	(7,452)
Settlements	-
Ending Balance at December 31, 2021	$76,346

(1) Certain information for 2020 has been revised to accurately include the $4,548 of purchases within the purchases row and to conform to current period presentation. This amount was inadvertently included within the sales row in the prior period.

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2021					Not Practicable	Net Asset Value
	Fair	Admitted				Carrying	(NAV)
	Value	Value	Level 1	Level 2	Level 3	Value

Assets
Bonds	$13,712,472	$12,811,094	$58,810	$12,767,789	$885,873	$-	$-
Preferred stocks	2,130	2,000	-	2,130	-	-	-
Common stocks	79,467	79,443	24	-	79,443	-	-
Mortgage loans	2,466,406	2,479,820	-	-	2,466,406	-	-
Cash & cash equivalents	72,329	72,329	72,329	-	-	-	-
Contract loans	-	489,729	-	-	-	489,729	-
Derivatives	63,620	63,620	-	63,620	-	-	-
Other invested assets	370,888	370,888	-	87,003	283,885	-	-
Securities lending reinvested collateral assets	610,295	610,406	97,190	513,105	-	-	-
Corporate owned life insurance	496,481	496,481	-	496,481	-	-	-
Employee and agent trust	347	347	-	347	-	-	-
Separate account assets	21,110,020	21,110,020	21,110,020	-	-	-	-
Liabilities
Derivatives	45,266	47,217	-	45,266	-	-	-
Payable for securities lending	610,295	610,406	97,190	513,105	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

	2020					Not Practicable	Net Asset Value
	Fair	Admitted				Carrying	(NAV)
	Value	Value	Level 1	Level 2	Level 3	Value

Assets
Bonds	$13,491,379	$12,168,892	$381,739	$12,475,252	$634,388	$-	$-
Preferred stocks	2,220	2,000	-	2,220	-	-	-
Common stocks	88,859	88,859	16	-	88,843	-	-
Mortgage loans	2,459,361	2,408,067	-	-	2,459,361	-	-
Cash & cash equivalents	200,906	200,906	200,906	-	-	-	-
Contract loans	-	441,012	-	-	-	441,012	-
Derivatives	100,971	100,790	-	100,971	-	-	-
Other invested assets	271,412	256,735	-	85,716	185,696	-	-
Securities lending reinvested collateral assets	657,438	657,363	118,209	539,229	-	-	-
Corporate owned life insurance	389,549	389,549	-	389,549	-	-	-
Employee and agent trust (1)	385	385	-	385	-	-	-
Separate account assets	18,670,021	18,670,021	18,670,021	-	-	-	-
Liabilities
Derivatives	69,800	69,800	-	69,800	-	-	-
Payable for securities lending	657,438	657,363	118,208	539,230	-	-	-
Funding agreements	1,734,761	1,702,414	-	-	1,734,761	-	-

(1) Certain information for 2020 has been revised to accurately disclose the Employee and agent trust amount as $385 rather than $384,950 and to conform to current period presentation. This actual balance in the trust was included in the 2020 disclosure instead of being adjusted to thousands.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

18.	Subsequent Events and Other Items

On March 8, 2022, the Company entered into an agreement with Commonwealth Annuity and Life Insurance Company to cede a block of in-force and new individual annuities and group annuities with general account statutory reserves of $2,464.3 million through 100% indemnity coinsurance and separate account statutory reserves of $829.3 million through 100% indemnity modified coinsurance.  The treaty has an effective date of January 1, 2022.  The Company transferred assets to the reinsurer of $2,495.8 million, which is net of a ceding commission of $19 million paid to the Company from the reinsurer, subject to a customary post-close adjustment.  The reinsurer has established and will maintain a trust account holding qualified assets for the benefit of the Company to secure its obligations under the coinsurance agreement.

Management has evaluated the impact of all subsequent events through April 6, 2022, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2021

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$27,708
Other bonds (unaffiliated)	456,127
Preferred stocks (unaffiliated)	69
Common stocks (unaffiliated)	2,478
Common Stocks (affiliated)	6,000
Mortgage loans	101,555
Real estate	16,750
Premium notes, policy loans and liens	23,909
Cash and cash equivalents	2
Derivative Instruments	(1,427)
Other invested assets	27,826
Aggregate write-ins for investment income	1,518
Gross investment income	$662,515
Real estate owned—book value less encumbrances	$89,838
Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,479,820
Total mortgage loans	$2,479,820

Mortgage loans by standing—book value
Good standing	$2,479,820
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,479,820

Other long-term assets—statement value	$370,888
Common stock of parent, subsidiary, and affiliates—book value	$3,073
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$895,523
Over 1 year through 5 years	3,101,064
Over 5 years through 10 years	3,564,443
Over 10 years through 20 years	2,436,711
Over 20 years	2,758,381
No maturity date	54,972
Total by maturity	$12,811,094

Bonds by class—statement value
Class 1	$6,719,645
Class 2	5,490,839
Class 3	460,446
Class 4	122,233
Class 5	14,026
Class 6	3,905
Total by class	$12,811,094

Total bonds publicly traded	$6,965,923
Total bonds privately placed	$5,845,171

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2021

(In thousands)

Preferred stocks—statement value	$2,000
Common stocks—market value	$79,443
Short-term investments—book value	$-
Derivatives - statement value, net	$16,403
Cash (overdraft) on deposit	$72,329
Life insurance in force, net of reinsurance
Ordinary	$70,796,786
Credit life	$455
Group life	$60,515,068
Amount of accidental death insurance in force under ordinary policies	$18,927
Life insurance policies with disability provisions in force
Ordinary	$9,949,868
Group life	$36,595,091
Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$24,067
Income payable	$198
Ordinary—involving life contingencies
Income payable	$191
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$31,210
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,217,660
Group
Amount of income payable	$177,653
Fully paid account balance	$708,407
Not fully paid account balance	$4,685,302
Accident and health insurance—premiums in force
Ordinary	$48,998
Group	$165,567
Credit	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2021

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$9,954
Dividend accumulations—account balance	$46,059
Claim payments (by accident year)
Group accident and health
2021	$49,619
2020	$41,956
2019	$9,421
2018	$2,392
2017	$1,860
Prior	$10,454
Other accident and health
2021	$-
2020	$-
2019	$-
2018	$-
2017	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2021	$-
2020	$-
2019	$-
2018	$-
2017	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2021

(In thousands)

The Company’s gross investment holdings as filed in the 2021 Annual Statement are $17,069.2 million.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	$630,588	3.694%	$630,588	-	$630,588	3.694%
1.02 All Other Governments	121,071	0.709%	121,071	-	121,071	0.709%
1.03 U.S. States, Territories and Possessions etc, Guaranteed	19,905	0.117%	19,905	-	19,905	0.117%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	2,282	0.013%	2,282	-	2,282	0.013%
1.05 U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	496,384	2.908%	496,384	-	496,384	2.908%
1.06 Industrial and Miscellaneous	11,434,374	66.99%	11,434,374	105,251	11,539,625	67.61%
1.07 Hybrid Securities	51,519	0.302%	51,519	-	51,519	0.302%
1.08 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
1.09 SVO Identified Funds	54,971	0.322%	54,971	-	54,971	0.322%
1.10 Bank Loans	-	0.000%	-	-	-	0.000%
1.11 Total Long-Term Bonds	12,811,094	75.050%	12,811,094	105,251	12,916,345	75.671%
2. Preferred Stocks (Schedule D, Part 2, Sections 1):
2.01 Industrial and Misc. (Unaffiliated)	2,000	0.012%	2,000	-	2,000	0.012%
2.02 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
2.03 Total Preferred Stocks	2,000	0.012%	2,000	-	2,000	0.012%
3. Common Stocks (Schedule D, Part 2, Sections 2):
3.01 Industrial and Misc. (Unaffiliated) Publicly Traded	24	0.000%	24	-	24	0.000%
3.02 Industrial and Misc. (Unaffiliated) Other	76,346	0.447%	76,346	-	76,346	0.447%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	3,073	0.018%	3,073	-	3,073	0.018%
3.04 Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
3.05 Mutual Funds	-	0.000%	-	-	-	0.000%
3.06 Total Common Stocks	79,443	0.465%	79,443	-	79,443	0.465%
4. Mortgage Loans (Schedule B):				-
4.01 Farm Mortgages	-	0.000%	-	-	-	0.000%
4.02 Residential Mortgages	-	0.000%	-	-	-	0.000%
4.03 Commercial Mortgages	2,479,820	14.527%	2,479,820	-	2,479,820	14.528%
4.04 Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
4.05 Total Mortgage Loans	2,479,820	14.527%	2,479,820	-	2,479,820	14.528%
5. Real estate (Schedule A):
5.01 Properties Occupied by Company	75,238	0.441%	75,238	-	75,238	0.441%
5.02 Properties Held for Production of Income	14,600	0.086%	14,600	-	14,600	0.086%
5.03 Properties Held for Sale	-	0.000%	-	-	-	0.000%
5.04 Total Real Estate	89,838	0.526%	89,838	-	89,838	0.526%
6. Cash, cash equivalents, and short term investments:
6.01 Cash (Schedule E, Part 1)	72,329	0.424%	72,329	228,638	300,967	1.763%
6.02 Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	97,155	97,155	0.569%
6.03 Short-Term Investments (Schedule DA)	-	0.000%	-	179,362	179,362	1.051%
6.04 Total Cash, Cash Equivalents, and Short Term Investments	72,329	0.424%	72,329	505,155	577,484	3.383%
7. Contract Loans	489,729	2.869%	489,729	-	489,729	2.869%
8. Derivatives (Schedule DB)	63,620	0.373%	63,620	-	63,620	0.373%
9. Other Invested Assets (Schedule BA)	371,751	2.178%	370,889	-	370,889	2.173%
10. Receivables for Securities	-	0.000%	-	-	-	0.000%
11. Securities Lending (Schedule DL, Part 1)	610,406	3.576%	610,406	xxx	xxx	xxx
12. Aggregate Write-ins for Invested Assets	-	0.000%	-	-	-	0.000%
13. Total Invested Assets	$17,070,029	100.00%	$17,069,167	$610,406	$17,069,167	100.00%

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2021

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $17,938.1 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets

2.01	FEDERAL HOME LOAN BANKS	$75,038	0.4%
2.02	AMERICAN WATER WORKS COMPANY INC	71,067	0.4%
2.03	STANLEY BLACK & DECKER INC	64,122	0.4%
2.04	NORTHROP GRUMMAN CORP	55,358	0.3%
2.05	AP ARISTOTLE HOLDINGS LLC	53,998	0.3%
2.06	LOCKHEED MARTIN CORPORATION	50,891	0.3%
2.07	KONINKLIJKE PHILIPS NV	48,997	0.3%
2.08	RAYTHEON TECHNOLOGIES CORPORATION	47,909	0.3%
2.09	BANK OF AMERICA CORP	47,336	0.3%
2.10	ALLIANT ENERGY CORP	45,883	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets

3.01 NAIC – 1	$6,719,645	37.5%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	5,490,839	30.6%	P/RP – 2	2,000	0.0%
3.03 NAIC – 3	460,446	2.6%	P/RP – 3	-	0.0%
3.04 NAIC – 4	122,233	0.7%	P/RP – 4	-	0.0%
3.05 NAIC – 5	14,025	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	3,906	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

4.01	Total admitted assets held in foreign investments	$2,298,862	12.8%
4.02	Foreign-currency-denominated investments	70,853	0.4%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets

5.01	Countries rated NAIC-1	$2,164,368	12.1%
5.02	Countries rated NAIC-2	108,336	0.6%
5.03	Countries rated NAIC-3 or below	26,158	0.1%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets

	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$805,205	4.5%
6.02	Country:	Australia	466,562	2.6%

	Countries rated NAIC-2
6.03	Country:	Mexico	$62,780	0.3%
6.04	Country:	Indonesia	11,754	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$12,000	0.1%
6.06	Country:	Columbia	4,835	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

10. List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets

10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$48,997	0.3%
10.02	SIEMENS AG	44,790	0.2%
10.03	CRH PLC	42,309	0.2%
10.04	INVESCO LTD	34,113	0.2%
10.05	KEMBLE WATER HOLDINGS LTD	33,106	0.2%
10.06	ROYAL DUTCH SHELL PLC	31,437	0.2%
10.07	CENTERBRIDGE CREDIT FUNDING CBCF_21-1A	29,750	0.2%
10.08	CSL LTD	28,481	0.2%
10.09	BAE SYSTEMS PLC	27,714	0.2%
10.10	FORT WASHINGTON CLO 2019-1 FWIA_19-1A	25,000	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [ X ] No [ ]

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line is not applicable because the Company does not have contractual sales restrictions.

Line is not applicable because the Company’s equity securities are less than 2.5% of admitted assets.

Line 14.01-14.05 is not applicable because the Company’s nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

List 10 largest fund managers:

	Ten largest fund managers:
	Fund Manager	Total Invested	Diversified	Nondiversified

14.06	Madison Capital	$ 95,059	$ 95,059	$ -
14.07	Maranon SRF	62,447	62,447	-
14.08	iShares	54,971	54,971	-
14.09	Pinebridge	27,508	27,508	-
14.10	Neuberger Berman	23,487	23,487	-
14.11	Barings	22,946	22,946	-
14.12	CVC	21,992	21,992	-
14.13	PIMCO	19,715	19,715	-
14.14	HGGC	19,581	19,581	-
14.15	Blackstone	17,776	17,776	-

15. Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes [ ] No[X]

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
Type (Residential, Commercial, Agricultural)		Amount	Admitted Assets

16.02	Commerical	$33,000	0.2%
16.03	Commerical	28,057	0.2%
16.04	Commerical	27,443	0.2%
16.05	Commerical	26,000	0.1%
16.06	Commerical	24,616	0.1%
16.07	Commerical	23,500	0.1%
16.08	Commerical	22,373	0.1%
16.09	Commerical	22,169	0.1%
16.10	Commerical	21,823	0.1%
16.11	Commerical	21,608	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets

16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets

17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	-	0.0%	-	0.0%
17.05 below 70%	-	0.0%	2,479,820	13.8%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets
held as collateral for such transactions)	$6,843,941	38.2%	$6,373,385	$6,299,779	$6,807,342
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2021

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.                   Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.                   Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

3.                   Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.       Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.       Provisions that permit settlements to be made less frequently than quarterly;

c.      Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.       The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2021

(In thousands)

4.                   Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.                   Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.       Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.       Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2021

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2021 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2021 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Variable Life Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Variable Life Unit Trust indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Life Unit Trust as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS International Growth Portfolio A Class - 02-376 (1)	Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK (1)
AB VPS International Value Portfolio A Class - 02-377 (1)	Invesco V.I. Core Equity Fund Series II Class - 02-826 (1)
AB VPS Small Mid Cap Value Portfolio A Class - 02-378 (1)	Invesco V.I. Diversified Dividend Fund Series I Class - 02-861 (1)
Alger Large Cap Growth Portfolio I-2 Class - 02-500 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 02-825 (1)
Alger Small Cap Growth Portfolio I-2 Class - 02-515 (1)	Invesco V.I. Health Care Fund Series I Class - 02-815 (1)
American Century VP Capital Appreciation Fund I Class - 02-410 (1)	Invesco V.I. High Yield Fund Series I Class - 02-830 (1)
American Century VP Income & Growth Fund I Class - 02-425 (1)	Invesco V.I. International Growth Fund Series II Class - 02-827 (1)
American Century VP International Fund I Class - 02-420 (1)	Janus Henderson Balanced Portfolio Service Class - 02-611 (1)
American Century VP Mid Cap Value Fund II Class - 02-397 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607 (1)
American Century VP Ultra Fund I Class - 02-122 (1)	Janus Henderson Forty Portfolio Institutional Class - 02-602 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646 (1)	Janus Henderson Global Research Portfolio Institutional Class - 02-606 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650 (1)	Janus Henderson Mid Cap Value Portfolio Service Class - 02-259 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645 (1)	Janus Henderson Overseas Portfolio Service Class - 02-609 (1)
Calvert VP SRI Mid Cap Growth Portfolio - 02-520 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866 (1)

Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870 (1)
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 02-875 (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230 (1)	Pioneer Bond VCT Portfolio I Class - 02-CPG (1)
Fidelity VIP Contrafund Portfolio Initial Class - 02-245 (1)	Pioneer Equity Income VCT Portfolio I Class - 02-CPF (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205 (1)	Pioneer Equity Income VCT Portfolio II Class - 02-598 (1)
Fidelity VIP Freedom 2005 Portfolio Initial Class - 02-163 (1)	Pioneer Fund VCT Portfolio I Class - 02-596 (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161 (1)	Royce Capital Small-Cap Portfolio Investor Class - 02-750 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159 (1)	T. Rowe Price Blue Chip Growth Portfolio - 02-124 (1)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158 (1)	T. Rowe Price Equity Income Portfolio - 02-580 (1)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157 (1)	T. Rowe Price Limited-Term Bond Portfolio - 02-585 (1)
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164 (1)	T. Rowe Price Mid-Cap Growth Portfolio - 02-586 (1)
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250 (1)	Templeton Foreign VIP Fund 2 Class - 02-909 (1)
Fidelity VIP Growth Portfolio Initial Class - 02-210 (1)	Templeton Global Bond VIP Fund 1 Class - 02-907 (1)
Fidelity VIP High Income Portfolio Initial Class - 02-215 (1)	Timothy Plan Conservative Growth Variable - 02-126 (1)
Fidelity VIP Index 500 Portfolio Initial Class - 02-225 (1)	Timothy Plan Strategic Growth Variable - 02-127 (1)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941 (1)	Vanguard VIF Diversified Value Portfolio - 02-190 (1)
Fidelity VIP Overseas Portfolio Initial Class - 02-220 (1)	Vanguard VIF Mid-Cap Index Portfolio - 02-118 (1)
Franklin Allocation VIP Fund 1 Class - 02-908 (1)	Vanguard VIF Small Company Growth Portfolio - 02-119 (1)
Franklin Small Cap Value VIP Fund 1 Class - 02-906 (1)	Vanguard VIF Total Bond Market Index Portfolio - 02-121 (1)

(1) Statement of net assets as of December 31, 2021, statement of operations for the year ended December 31, 2021, statements of changes in net assets for the years ended December 31, 2021 and 2020, and financial highlights for the years or periods ended December 31, 2021, 2020, 2019, 2018, and 2017

2

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management.  Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Variable Life Unit Trust based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Variable Life Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 22, 2022

We have served as the auditor of one or more of the subaccounts of AUL American Individual Variable Life Unit Trust since 1998.

3

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C.  For further information regarding the AUL American Individual Variable Life Unit Trust, AUL and its variable products, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST MODIFIED SINGLE PREMIUM VARIABLE LIFE

Sold By

AMERICAN UNITED

LIFE INSURANCE COMPANY®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

www.oneamerica.com

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2022